March 9, 2007


VIA EDGAR

US Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:   The World Funds, Inc.: File Nos. 333-29289 and 811-08255
      --------------------------------------------------------

Ladies and Gentlemen:

On behalf of our client, The World Funds, Inc. (the "Company"), we enclose for filing, pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the "1933 Act"), Post-Effective Amendment No. 61 to the Company's registration statement on Form N-1A (the "Post-Effective Amendment"). The purpose of the Post-Effective Amendment is to register a new series of the Company, The Symphony Wealth Management Ovation Fund.

Please do not hesitate to contact me at 202.739.5355 with any questions or comments with respect to this filing.

Very truly yours,

/s/ Karen A. Aspinall

Karen A. Aspinall


Enclosures

          As filed with the Securities and Exchange Commission on March 9, 2007

                                                     Registration No. 333-29289
                                                              File No.  811-8255

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A
                                                                  --
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          |__|
                                                                  --
      Pre-Effective Amendment No. _______                        |__|
                                                                  --
      Post-Effective Amendment No.    61                         |_X|
                                    -----


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  |__|
                                                                  --
      Amendment No.    62                                        |_X|
                     -------


                        (Check appropriate box or boxes)

                              THE WORLD FUNDS, INC.
                  ------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

            8730 Stony Point Parkway, Suite 205, Richmond, VA 23235
            -------------------------------------------------------
              (Address of Principal Executive Offices)(Zip Code)

                                 (800)-527-9525
             ----------------------------------------------------
             (Registrant's Telephone Number, Including Area Code)

                                Thomas S. Harman
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Avenue, NW
                              Washington, DC 20004
  --------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practical after this post-effective amendment of this registration statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)
       --
      |_|  immediately upon filing pursuant to paragraph (b)
       --
      | |   on ____________________ pursuant to paragraph (b)
       --
      |  |  60 days after filing pursuant to paragraph (a)(1)
       --
      |__|  on (date) pursuant to paragraph (a)(1)
       --
      |X_|  75 days after filing pursuant to paragraph (a)(2)
       --
      |__|  on (date) pursuant to paragraph (a)(2) of Rule 485.

                                TABLE OF CONTENTS

                                                                            PAGE

Risk/Return Summary.........X
Performance Information.....X
Fees and Expenses...........X
Objective and Strategies....X
Risk Factors................X
Disclosure of Portfolio Holdings    X
Management..................X
Shareholder Information.....X
Purchasing Shares...........X
Redeeming Shares............X
Additional Information......X
Distribution and Taxes......X
Distribution Arrangements...X
Financial Highlights........X
[GRAPHIC OMITTED]
You'll find more information about the Fund in the following documents:

The Fund's annual and semi-annual reports will contain more information about the Fund and a discussion of the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.

For more information about the Fund, you may wish to refer to the Fund's Statement of Additional Information (the "SAI") dated _______________, 2007, which is on file with the SEC and incorporated by reference into this prospectus. You can obtain a free copy of the annual and semi-annual reports, and the SAI by writing to The World Funds, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, by calling toll free (800) 527-9525 or by e-mail at: mail@shareholderservices.com. You may also obtain a free copy of the annual and semi-annual reports from the Company's website at: www.theworldfunds.com. General inquiries regarding the Fund may also be directed to the above address or telephone number.

Information about the Company, including the SAI, can be reviewed and copied at the SEC's Public Reference Room, 100 F Street NE, Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information regarding the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington D.C. 20549-0102.

(Investment Company Act File No.  811-8255)






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                                [logo goes here]





                  The Symphony Wealth Management Ovation Fund

                           Class A and Class C Shares
===============================================================================

===============================================================================
===============================================================================
                        A Series of The World Funds, Inc.
===============================================================================
                                 (the "Company")
                          A "Series" Investment Company
===============================================================================

===============================================================================
===============================================================================

===============================================================================



===============================================================================
As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or completeness of this prospectus. It is a criminal offense to suggest otherwise.
===============================================================================
===============================================================================

===============================================================================


                                   PROSPECTUS

                              _______________, 2007

                              SUBJECT TO COMPLETION



A Registration Statement related to these securities has been filed with the U.
S. Securities and Exchange Commission but has not yet become effective. Information contained herein is subject to completion or amendment. These securities may not be sold nor may offers to buy be accepted prior to the time the Registration Statement becomes effective. This Prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.



Prospectus
____________, 2007






                  The Symphony Wealth Management Ovation Fund


                           Class A and Class C Shares

                         series of The World Funds, Inc.
                          A "Series" Investment Company



This prospectus describes The Symphony Wealth Management Ovation Fund (the "Fund"), a series of shares offered by The World Funds, Inc. (the "Company"). A series fund offers you a choice of investments, with each series having its own investment objective and a separate portfolio.



As with all mutual funds, the U.S. Securities and Exchange Commission (the "SEC") has not approved or disapproved these securities or passed upon the accuracy or completeness of this prospectus. It is a criminal offense to suggest otherwise.

                               RISK/RETURN SUMMARY

Investment Objective - The investment objective of the Fund is to provide total return. Total return is comprised of both income and capital appreciation. The Fund's investment objective is non-fundamental and may be changed without shareholder approval.

Principal Investment Strategies - The Fund will seek to achieve its investment objective by investing in a diversified portfolio of other investment companies, primarily exchange-traded funds ("ETFs"), based on an asset allocation methodology developed by the Fund's sub-adviser, Breen Financial Corporation (the "Sub-Adviser"). In this Prospectus, the ETFs together with the other investment companies in which the Fund invests are referred to as "underlying funds."

The Fund typically will invest up to 75% of its assets in ETFs that hold a portfolio of domestic and foreign equity securities. From time to time, the Fund may invest up to 45% of its assets in ETFs that hold a portfolio of domestic and foreign fixed income securities. The Sub-Adviser's method is designed to exploit changing market conditions by rotating and allocating the Fund's assets among ETFs in various specialty and industry sectors (including utilities), styles and asset classes.

The Sub-Adviser allocates the Fund's assets based on its assessment of the relative opportunities and risks, as well as its evaluation of market sentiment. For example, equity securities generally have the potential for capital appreciation but are subject to market volatility, while fixed income securities generally provide opportunity for income but are subject to interest rate risk. The Sub-Adviser's allocation methodology is dynamic and subject to change as it attempts to exploit opportunities and avoid risks in the markets, such as interest rate hikes, adverse market movement and changing market behaviors.

The Fund may sell an underlying fund when the Sub-Adviser believes the underlying fund's strategy is no longer in line with market trends, if the Sub-Adviser learns negative information about the portfolio companies' fundamentals, to rebalance the Fund's portfolio to conform to the Sub-Adviser's asset allocation model, to meet redemptions, or for other reasons that the Sub-Adviser deems prudent or advisable. The Sub-Adviser will engage in active trading of the Fund's portfolio securities as a result of its investment strategy. The Sub-Adviser expects that the portfolio turnover rate is expected to exceed 100%, the effects of which are described below under "Turnover Risk."

Principal Risks

ETF and Underlying Fund Risks - When the Fund invests in underlying funds, it will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, ETFs are also subject to the following risks: (i) the market price of an ETF's shares may trade above or below its net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally; or (v) the ETF may fail to achieve close correlation with the index that it tracks due to a variety of factors, such as rounding of prices and changes to the index and/or regulatory policies, resulting in the deviating of the ETF's returns from that of the index.

Equity Securities Risk - Through its investments, the Fund will be exposed to equity securities risk. The prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Fund's investments may decline in value if the stock markets perform poorly. There is also a risk that the Fund's investments will under-perform either the securities markets generally or particular segments of the securities markets.

Foreign Securities Risk - Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility. To the extent that underlying ETFs invest in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Fixed Income Risks -

o Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.
o Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.
o Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund's income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities sometimes typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.
o Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Sector Risk - The Fund may have overweighted positions in ETFs that invest in particular sectors. A particular market sector can be more volatile or underperform relative to the market as a whole. To the extent that the Fund has overweighted holdings within a particular sector, the Fund is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

Concentration Risk - To the extent that ETFs in which the Fund invests concentrate their investments in a particular industry or sector, the Fund's shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any mutual fund investment, the Fund's returns will vary and you could lose money.

Investor Profile - You may want to invest in the Fund if you are a long-term investor seeking a fund with a total return investment strategy, you want exposure to a broad range of asset classes within the convenience of a single fund and you are willing to accept price fluctuations in your investment.


                             PERFORMANCE INFORMATION

The bar chart and table below show how the Fund has performed in the past and gives some indication of the risks of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. The Fund began operations on December 1, 2005 as The Symphony Wealth Management Ovation Fund (the "Predecessor Fund") a separate portfolio of Unified Series Trust. On ___________, 2007, the Predecessor Fund was reorganized as a new portfolio of the Company. The bar chart shows how the performance of the Class A Shares of the Predecessor Fund performed for its initial calendar year and since inception. Class C Shares should have returns that are substantially the same because they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses. The bar chart figures do not include any sales charges that an investor will pay when they buy or sell Class A Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the average annual total returns of the Fund's Class A Shares for the periods ended December 31, 2006 to the Standard & Poor's 500 Index. Keep in mind that past performance (before and after taxes) may not indicate how well the Fund will perform in the future.

[bar chart goes here]

2006       xx.xx%

[end bar chart]

During the period shown in the bar chart, the highest return for a calendar quarter was 5.03% (quarter ending 12/31/06) and the lowest return for a calendar quarter was -1.25% (quarter ending 6/30/06).


                                      Average Annual Total Return
                                (for the periods ending December 31, 2006)

                                                      Since
                                                     Inception
                                           One Year (12/22/05)

Class A Shares
Return Before Taxes   without load           10.98%    10.06%
Return before taxes with load                 4.63%     3.90%
Return After Taxes on Distributions(1)        3.65%     2.76%
Return After Taxes on
  Distributions and Sale of Fund Shares(1)    3.02%     2.66%
Class C Shares                                N/A        N/A
[GRAPHIC OMITTED]
Standard & Poor's 500 Index (2)              15.78%    13.69%

(1) After tax returns are shown for Class A Shares only. After tax returns for Class C Shares will be different. After tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns show are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or in retirement accounts.

(2) The Standard & Poor's 500 Index is an unmanaged index consisting of the common stocks of 500 publicly traded U.S. companies. The index is not adjusted to reflect deductions for fees, expenses or taxes that the U.S. Securities and Exchange Commission (the "SEC") requires to be reflected in the Fund's performance.

                                FEES AND EXPENSES

Costs are an important consideration in choosing a mutual fund. Shareholders indirectly pay the costs of operating a fund, plus any transaction costs associated with buying and selling the securities a fund holds. These costs will reduce a portion of the gross income or capital appreciation a fund achieves. Even small differences in these expenses can, over time, have a significant effect on a fund's performance.

The following table describes the fees and expenses that you will pay directly or indirectly in connection with an investment in the Fund. The annual operating expenses, which cover the costs of investment management, administration, accounting and shareholder communications, are shown as an annual percentage of the Fund's average daily net assets.



Shareholder Transaction Fees (fees paid directly    Class A      Class C
from your investment)

Maximum Sales Charge (Load) Imposed on Purchases(1) 5.75%        None
Maximum Deferred Sales Charge (Load)(2)             2.00%        2.00%
Redemption Fees(3)                                  None         None
Exchange Fees(4)                                    None         None

Estimated Annual Operating Expenses (expenses that are deducted from Fund assets)

Advisory Fee                                        1.00%        1.00%
Distribution (12b-1) and Service Fees(5)            0.35%        1.00%
Total Other Expenses                                X.XX%        X.XX%
   Other Expenses(6)                                0.80%        0.80%
   Acquired Fund Fees and Expenses(7)               X.XX%        X.XX%
                                                    -----        -----
Total Annual Fund Operating Expenses                X.XX %       X.XX %
                                                    ------       ------
Less Fee Waivers and Reimbursements(8)              X.XX %       X.XX %
                                                    ------       ------
Net expenses                                        1.95%        2.60%
                                                    =====        -----

(1) As a percentage of offering price. Reduced rates apply to purchases of Fund shares over $50,000, and the sales charge is waived for certain classes of investors. Please see "Distribution Arrangements" for more information. An investor who has paid a front-end sales charge will not be subject to a deferred sales charge.

(2) If you are in a category of investors who may purchase Class A Shares without a front-end sales charge, you will be subject to a 2.00% deferred sales charge if you redeem your shares within three hundred sixty (360) days of purchase. A deferred sales charge of 2.00% is imposed on the proceeds of Class C Shares redeemed within two years. The charge is a percent of the net assets at the time of redemption.

(3) The Fund reserves the right to waive the deferred sale charge on certain Class A Shares in order to qualify the Fund for inclusion in brokerage platforms, wrap programs and fund supermarkets. The Fund's Board of Directors has approved this waiver and the imposition of a redemption fee to discourage market timing. If you are in a category of investors who purchase Class A Shares through such programs, you will be subject to a 2.00% redemption fee if you redeem your shares less than 360 calendar days after you purchase them. If this fee is imposed it would raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expenses to the Fund of short-term trading activities. These fees are never used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions. A shareholder electing to redeem shares by telephone will be charged $10 for each such redemption request.

(4)   A shareholder may be charged a $10 fee for each telephone exchange.

(5) The Board of Directors of the Company (the "Board") has approved a Plan of Distribution for the Class A and Class C Shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), providing for the payment of distribution and service fees to the distributor of the Fund. See "Distribution Arrangements - Rule 12b-1 Fees." The 12b-1 fees borne by the Class A and Class C Shares may cause long-term investors to pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers.

(6)   Based on estimated amounts for the initial fiscal year.

(7) As a shareholder in certain underlying funds (the "Acquired Funds"), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. "Acquired Fund Fees and Expenses" are estimated for the current year and are based upon (i) the approximate allocation of the Fund's assets among the Acquired Funds and the (ii) net expenses (including interest, taxes and extraordinary expenses) of the Acquired Funds during their most recent completed fiscal year. "Acquired Fund Fees and Expenses" will vary with changes in expenses of the Acquired Funds, as well as allocation of the Fund's assets, and may be higher or lower than those shown above.

(8) In the interest of limiting expenses of the Fund, the Adviser, First Dominion Capital Corp. and Commonwealth Shareholder Services, Inc. (collectively, the "Service Providers") have entered into a contractual expense limitation agreement with the Company. Pursuant to the agreement, the Service Providers have agreed to waive or limit their fees and to assume other expenses so that the ratio of total annual operating expenses of the Class A Shares is limited to 1.95% and Class C Shares is limited to 2.60% until November 30, 2007. The Sub-Adviser contractually has agreed to waive its fee until such date as the total assets of the Fund (i.e., the combined total assets of all share classes) equal or exceed Twenty Million Dollars ($20,000,000.00). Each waiver or reimbursement by the Service Providers are subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation of the relevant class. Similarly, the Sub-Adviser is entitled to repayment from the Service Providers for any amounts that it waives to the extent that the Service Providers receive repayment from the Fund pursuant to the Service Providers' contractual agreement with the Fund, in the three fiscal years following the fiscal year in which the fee was waived.


   Example:



The following expense examples show the expenses that you could pay over time. It will help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund, you reinvest all dividends and distributions in additional shares of the Fund, you redeem all of your shares at the end of the periods indicated, you earn a 5.00% annual return and the Fund's operating expenses remain the same. Because actual return and expenses will be different, the examples are for comparison only. Based on these assumptions, your costs would be:

                      1 year        3 years    5 Years   10 Years
                     -------        -------    -------   --------


      Class A Shares(1)        $ XXX      $ XXX     $ XXX     $ XXX

      Class C Shares      $ XXX (2) $ XXX      $ XXX     $ XXX

Should the Adviser continue the contractual operating expense limitation for the periods shown below, your costs would be:

                     1 year         3 years    5 Years   10 Years
                     ------         -------    -------   --------


      Class A Shares(1)        $XXX       $ XXX     $ XXX     $ XXX

      Class C Shares      $ XXX (2) $ XXX      $ XXX     $ XXX


If you do not redeem your shares, your cost would be:

                      1 year        3 years    5 Years   10 Years
                     -------        -------    -------   --------


      Class A Shares(1)        $ XXX      $ XXX     $ XXX     $ XXX

      Class C Shares      $ XXX     $ XXX      $ XXX     $ XXX


(1) The above examples assume payment of the maximum initial sales charge of 5.75% at the time of purchase. The sales charge varies depending upon the amount of Fund shares that an investor purchases. Accordingly, your actual expenses may vary.

(2) Assumes payment of the applicable deferred sales charge for the first year only.


                            OBJECTIVE AND STRATEGIES

The investment objective of the Fund is to provide total return. The investment objective of the Fund may be changed without shareholder approval. The Fund will seek to achieve its investment objective by investing in a diversified portfolio of other investment companies, primarily ETFs, based on an asset allocation methodology developed by the Fund's Sub-Adviser. When determining the ETFs in which the Fund will invest, the Sub-Adviser: (1) values individual companies in which an ETF invests using the Sub-Adviser's proprietary bottom-up valuation model, which focuses on the underlying companies' fundamental financial ratios;
(2) computes the expected return-risk score for each ETF as a weighted average of individual company values; (3) ranks the ETFs by styles and/or sectors, from highest to lowest, in terms of the expected return on a risk-adjusted basis; (4) focusing on highly ranked ETFs, creates the Fund's portfolio comprised of the styles and/or sectors that replicate broad market conditions; and (5) selects particular ETFs in the desired sectors or styles and asset classes.

ETFs in which the Fund may invest include iShares, S&P Depositary Receipts ("SPDRs"), S&P Sector SPDRs, streetTRACKS, HOLDRs and other security baskets. iShares and streetTRACKS are ETFs that own the stocks in various sector indexes. SPDRs represent ownership in the SPDR Trust, an investment company that was established to own the stocks included in the S&P 500 Index. S&P Sector SPDRs are similar investment companies that own the stocks included in various sector indexes. The price and dividend yield of SPDRs and S&P Sector SPDRs track the movement of the appropriate S&P index relatively closely. HOLDRs are a fixed basket of approximately twenty stocks of companies in a particular industry, sector or other group. These groups include biotech, business-to-business, internet, pharmaceutical, retail and telecommunications HOLDRs, among others.

The Fund may also invest in various sector ETFs such as the Basic Industries Select Sector Index, Consumer Services Select Sector Index, Consumer Staples Select Sector Index, Cyclical/Transportation Select Sector Index, Energy Select Sector Index, Financial Select Sector Index, Industrial Select Sector Index, Technology Select Sector Index, or Utilities Select Sector Index. Additionally, the Fund may invest in new exchange traded shares as they become available.

The Investment Company Act of 1940 (the "Act") restricts investments by registered investment companies, such as the Fund, in the securities of other investment companies, including ETFs. However, pursuant to an exemptive order issued by the Securities and Exchange Commission to iShares Trust and iShares Funds, the Fund is permitted to invest in various iShares beyond the limits set forth in the Act subject to certain terms and conditions set forth in the exemptive order, including a condition that the Fund enter into an agreement with the relevant iShare Fund prior to investing beyond the Act's limits. iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares Funds make any representation regarding the advisability of investing in the iShares Funds.

When the Fund invests in other investment companies, including iShares and other ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the investment company. As a result, the Fund will incur higher expenses, many of which may be duplicative.

                                  RISK FACTORS

Derivatives Risk - Some ETFs may use derivative instruments. The value of these instruments derives from the value of an underlying asset, currency or index. Investments in these funds may involve the risk that the value of derivatives may rise or fall more rapidly than other investments, and the risk that an underlying fund may lose more than the amount invested in the derivative instrument in the first place. Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Turnover Risk - The Fund is actively managed and its portfolio turnover rate may be extremely high. A higher rate of portfolio turnover increases brokerage and other expenses, which are borne by the Fund and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains which, when distributed, are taxable to shareholders.

Non-Diversification Risk - ETFs in which the Fund invests may be non-diversified under the Act. This means that there is no restriction under the Act on how much the ETF may invest in the securities of a single issuer. Therefore, the value of the underlying ETF's shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

Market Timing Risk - Because the Fund does not consider underlying funds' policies and procedures with respect to market timing, performance of the underlying funds may be diluted due to market timing and, therefore, may affect the performance of the Fund.

Management Risk - The Sub-Adviser's skill in choosing appropriate investments will play a large part in determining whether the Fund is able to achieve its investment objective. If the Sub-Adviser's projections about the prospects for individual ETFs are incorrect, such errors in judgment by the Sub-Adviser may result in significant losses in the Fund's investment in such security, which can also result in possible losses overall for the Fund.

Temporary Defensive Position - From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold up to 100% of its assets in short-term U.S. government securities, money market funds or money market instruments. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its investment strategies. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.


                        DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Company's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

                                   MANAGEMENT

The Company - The Company was organized under the laws of the State of Maryland in May, 1997. The Company is an open-end management investment company registered under the 1940 Act and is commonly known as a "mutual fund." The Company has retained the Adviser to manage all aspects of the investments of the Fund.

Investment Adviser - The Symphony Wealth Management Group, LLC, 3500 Piedmont Road, Suite 100, Atlanta, GA 30305, serves as investment adviser to the Fund. In this capacity, the Adviser is responsible for providing general investment advice and guidance to the Fund, although the Adviser has delegated responsibility for the selection and ongoing monitoring of the securities in the Fund's investment portfolio as well as the Fund's Sub-Adviser.

Under the Advisory Agreement, the monthly compensation paid to the Adviser is accrued daily at an annual rate of 1.00% of the Fund's average daily net assets. In the interest of limiting expenses of the Fund, the Adviser, First Dominion Capital Corp. and Commonwealth Shareholder Services, Inc. (collectively, the "Service Providers") have entered into a contractual expense limitation agreement with the Company. Pursuant to the agreement, the Service Providers have agreed to waive or limit its fees and to assume other expenses so that the ratio of total annual operating expenses of the Class A Shares is limited to 1.95% and Class C Shares is limited to 2.60% until November 30, 2007. The Sub-Adviser contractually has agreed to waive its fee until such date as the total assets of the Fund (i.e., the combined total assets of all share classes) equal or exceed Twenty Million Dollars ($20,000,000.00). Each waiver or reimbursement by the Service Providers are subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation of the relevant class. Similarly, the Sub-Adviser is entitled to repayment from the Service Providers for any amounts that it waives to the extent that the Service Providers receive repayment from the Fund pursuant to the Service Providers' contractual agreement with the Fund, in the three fiscal years following the fiscal year in which the fee was waived.

The Adviser may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. These fees may be paid in addition to any fees paid by the Fund pursuant to its Rule 12b-1 Plan.

A discussion regarding the basis for the Board's approval of the Advisory Agreement and Sub-Advisory Agreement, described below, shall be available in the Fund's Semi-Annual Report to Shareholders for the period ending [__________, 2007].

Sub-Adviser - The Adviser has retained Breen Financial Corporation ("Breen Financial"), 1603 Orrington Ave., Suite 1044, Evanston, IL 60201, to act as sub-adviser to the Fund. In its capacity as sub-adviser, Breen Financial establishes the Fund's overall investment strategies, identifies securities for investment, determines when securities should be purchased or sold, selects brokers or dealers to execute transactions for the Fund's portfolio, and votes any proxies solicited by portfolio companies.

Dr. William Breen established Breen Financial in 1999 to provide consulting and investment services to institutional investors. The firm's clients include corporate pension funds, foundations, registered investment advisers, pension fund consultants and trust companies. The firm provides three types of services:
(1) pension and institutional investment consulting; (2) ETF asset allocation; and (3) asset allocation and advice for retirement plan participants through institutional platforms. Breen Financial acts as an investment strategy consultant in the areas of asset allocation, asset-liability modeling, and investment manager selection and monitoring. Breen Financial also provides active allocation models that are implemented using ETFs to a number of professional money managers. Breen Financial will use the same ETF asset allocation strategy that it provides to its institutional clients to manage the Fund, although the Fund is the only client to which Breen Financial provides portfolio management services.

Breen Financial receives a fee from the Adviser computed and accrued daily and paid monthly at an annual rate of 0.375% of the Fund's average daily net assets. Breen Financial contractually has agreed to waive its fee until such date as the total assets of the Fund (i.e., the combined total assets of all share classes) equal or exceed $20,000,000. However, Breen Financial is entitled to repayment from the Adviser for any amounts that it waives to the extent that the Adviser receives repayment from the Fund pursuant to the Adviser's contractual agreement to reimburse Fund expenses, in the three fiscal years following the fiscal year in which the fee was waived.

Portfolio Managers - William J. Breen, Ph.D. and James T. Breen serve as the Portfolio Managers of the Fund and are jointly and primarily responsible for the day-to-day management of the Fund.

William J. Breen, Ph.D. - Dr. Breen is responsible for establishing the overall investment strategy of the Fund, and has ultimate decision-making authority over the Fund's strategic decisions and investments. Dr. Breen has been Chairman and CEO of Breen Financial Corporation, an SEC-registered investment adviser, since he founded the firm in 1999, with ultimate responsibility for management and growth of the firm. He also acts as the firm's Chief Investment Officer and is responsible for the design and implementation of investment strategies for the firm's clients. These strategies include quantitative systems for stock portfolio selection and management, ETF portfolio selection and management, and mutual fund portfolio selection and management. Dr. Breen is the primary developer of the statistical factor models and returns-based attribution models utilized by the firm.

Dr. Breen is Emeritus Professor of Finance at Kellogg Graduate School of Management, Northwestern University, where he served as Chairman of the Finance Department and Director of Doctoral Studies. He has written extensively on portfolio management, trading efficiency, asset allocation and the use of quantitative methods in finance. Prior to founding Breen Financial, he was Chairman and founding director of Disciplined Investment Advisers ("DIA"), an equity management firm that managed over $1.5 billion in assets at the time he sold his interest in the firm. While at DIA, Dr. Breen managed client accounts and he designed and implemented the firm's overall investment strategies. These strategies used quantitative valuation techniques to select stocks that were deemed to be undervalued. He also designed and implemented the firm's portfolio management system, and its broker monitoring system which measured the brokers' trading efficiency. DIA's advisory clients included defined benefit plans, non-profit endowments and individual investors.

James T. Breen - James Breen, President of Breen Financial, is responsible for implementing the investment strategy of the Fund and overseeing daily Fund operations. Mr. Breen's other responsibilities include providing investment strategy research and recommendations for ERISA and non-profit clients of Breen Financial, as well as investment manager selection and monitoring and manager transition recommendations. He also provides asset allocation strategies comprised of ETF model portfolios to several professional money managers. Prior to Breen Financial, Mr. Breen served as a Senior Vice President at LCG Corp., an Atlanta-based pension fund consulting firm, from 1998 to 1999, where he had primary client service responsibility over more than $10 billion in institutional assets, and as pension consultant of LCG from 1987 to 1991. From 1991 to 1998, he also served as Senior Vice President of DIA, where he managed various client accounts and also had supervisory responsibility over other portfolio managers. Mr. Breen received his M.B.A. from the Kellogg Graduate School of Management at Northwestern University and his B.S. from Northwestern.

The Statement of Additional Information provides additional information about the Fund's portfolio managers, including each portfolio manager's compensation, other accounts that he manages, and his ownership of shares of the Fund.

                             SHAREHOLDER INFORMATION

The Fund's share price, called its NAV per share, is determined and shares are priced as of the close of trading on the New York Stock Exchange (the "NYSE") (generally, 4:00 p.m. Eastern time) on each business day (the "Valuation Time") that the NYSE is open. As of the date of this prospectus, the Fund is informed that the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. NAV per share is computed by adding the total value of the Fund's investments and other assets attributable to the Fund's Class A or Class C Shares, subtracting any liabilities attributable to the applicable Class and then dividing by the total number of the applicable classes' shares outstanding. Due to the fact that different expenses may be charged against shares of different classes of the Fund, the NAV of the various classes of the Fund may vary.

Shares are bought at the public offering price per share next determined after a request has been received in proper form. The public offering price of the Fund's Shares is equal to the NAV. Shares held by you are sold or exchanged at the NAV per share next determined after a request has been received in proper form, less any applicable deferred sales charge. Any request received in proper form before the Valuation Time will be processed the same business day. Any request received in proper form after the Valuation Time will be processed the next business day.

The Fund's securities are valued at current market prices. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Depositary Receipts will be valued at the closing price of the instrument last determined prior to the Valuation Time unless the Company is aware of a material change in value. Securities for which such a value cannot be readily determined on any day will be valued at the closing price of the underlying security adjusted for the exchange rate. The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the NYSE, whichever is earlier. Portfolio securities that are listed on foreign exchanges may experience a change in value on days when shareholders will not be able to purchase or redeem shares of the Fund. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

The Company has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.

When the Company uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Company's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Company's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.


                                PURCHASING SHARES

Share Class Alternatives - The Fund currently offers investors Class A and Class C Shares, both of which are offered by this prospectus. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices. When you buy shares be sure to specify the class of shares in which you choose to invest. Because each share class has a different combination of sales charges, expenses and other features, you should consult your financial adviser to determine which class best meets your financial objectives. For additional details about share class alternatives see "Distribution Arrangements".

You may purchase shares of the Fund directly from First Dominion Capital Corp. (the "Distributor") or through brokers or dealers who are authorized by the Distributor to sell shares of the Fund. Shares of the Fund are also offered through financial supermarkets, advisers and consultants and other investment professionals. In addition to the sales charges discussed herein, investment professionals who offer Shares may require the payment of fees from their individual clients. If you invest through a third party, the policies and fees may be different from those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts.

Share Transactions - You may purchase and redeem Fund shares, or exchange shares of the Fund for those of another, by contacting any broker authorized by the Distributor to sell shares of the Fund, by contacting the Fund at (800) 527-9525 or by contacting Fund Services, Inc. (the "Transfer Agent"), the Fund's transfer and dividend disbursing agent, at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 or by telephoning (800) 628-4077. Brokers may charge transaction fees for the purchase or sale of the Fund's shares, depending on your arrangement with the broker.

Customer Identification Program - Federal regulations require that the Company obtain certain personal information about you when opening a new account. As a result, the Company must obtain the following information for each person that opens a new account:

o     Name;
o     Date of birth (for individuals);
o Residential or business street address (although post office boxes are still permitted for mailing); and
o Social Security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Company may restrict your ability to purchase additional shares until your identity is verified. The Company also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time.

If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Minimum Investments - The minimum initial investment for Class A Shares of the Fund is $1,000. Subsequent investments must be in amounts of $100 or more. The minimum initial investment for Class C Shares of the Fund is $2,500. Subsequent investments must be in amounts of $250 or more. The Company may waive the minimum initial investment requirement for purchases made by directors, officers and employees of the Adviser and the Company. The Company may also waive the minimum investment requirement for purchases by its affiliated entities and certain related advisory accounts and retirement accounts (such as IRAs). The Company may also change or waive policies concerning minimum investment amounts at any time. The Company retains the right to refuse to accept an order.

By Mail - For initial purchases, the account application, which accompanies this prospectus, should be completed, signed and mailed to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 together with your check payable to the Fund. When you buy shares, be sure to specify the class of shares in which you choose to invest. For subsequent purchases, include with your check the tear-off stub from a prior purchase confirmation, or otherwise identify the name(s) of the registered owner(s) and social security number(s).

By Wire - You may purchase shares by requesting your bank to transmit by wire directly to the Transfer Agent. To invest by wire, please call the Company at
(800) 527-9525 or the Transfer Agent at (800) 628-4077 to advise the Company of your investment and to receive further instructions. Your bank may charge you a small fee for this service. Once you have arranged to purchase shares by wire, please complete and mail the account application promptly to the Transfer Agent. This account application is required to complete the Fund's records. You will not have access to your shares until the Fund's records are complete. Once your account is opened, you may make additional investments using the wire procedure described above. Be sure to include your name and account number in the wire instructions you provide your bank.

General - The Company reserves the right in its sole discretion to withdraw all or any part of the offering of shares of the Fund when, in the judgment of the Fund's management, such withdrawal is in the best interest of the Fund. An order to purchase Shares is not binding on, and may be rejected by, the Fund until it has been confirmed in writing by the Fund and payment has been received.

                                REDEEMING SHARES

You may redeem shares of the Fund at any time and in any amount by mail or telephone. For your protection, the Transfer Agent will not redeem your shares until it has received all information and documents necessary for your request to be considered in "proper order." The Transfer Agent will promptly notify you if your redemption request is not in proper order. The Transfer Agent cannot accept redemption requests which specify a particular date for redemption or which specify any special conditions. The Company's procedure is to redeem Shares at the NAV determined after the Transfer Agent receives the redemption request in proper order, less any applicable deferred sales charge. Payment of redemption proceeds will be made promptly, but no later than the seventh day following the receipt of the request in proper order. The Company may suspend the right to redeem shares for any period during which the NYSE is closed or the SEC determines that there is an emergency. In such circumstances you may withdraw your redemption request or permit your request to be held for processing after the suspension is terminated.

If you sell shares through a securities dealer or investment professional, it is such person's responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from failure to do so must be settled between you and such person.

Delivery of the proceeds of a redemption of shares purchased and paid for by check shortly before the receipt of the redemption request may be delayed until the Fund determines that the Transfer Agent has completed collection of the purchase check, which may take up to 15 days. Also, payment of the proceeds of a redemption request for an account for which purchases were made by wire may be delayed until the Fund receives a completed account application for the account to permit the Fund to verify the identity of the person redeeming the shares and to eliminate the need for backup withholding.

By Mail - To redeem shares by mail, send a written request for redemption, signed by the registered owner(s) exactly as the account is registered. Certain written requests to redeem shares may require signature guarantees. For example, signature guarantees may be required if you sell a large number of shares, if your address of record on the account application has been changed within the last 30 days, or if you ask that the proceeds be sent to a different person or address. Signature guarantees are used to help protect you and the Fund. You can obtain a signature guarantee from most banks or securities dealers, but not from a Notary Public. Please call the Transfer Agent at (800) 628-4077 to learn if a signature guarantee is needed or to make sure that it is completed appropriately in order to avoid any processing delays. There is no charge to shareholders for redemptions by mail.

By Telephone - You may redeem your shares by telephone if you requested this service on your initial account application. If you request this service at a later date, you must send a written request along with a signature guarantee to the Transfer Agent. Once your telephone authorization is in effect, you may redeem shares by calling the Transfer Agent at (800) 628-4077. There is no charge for establishing this service, but the Transfer Agent will charge your account a $10 service fee for each telephone redemption. The Transfer Agent may change the charge for this service at any time without prior notice. If it should become difficult to reach the Transfer Agent by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests, a shareholder may send a redemption request by overnight mail to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235.

By Wire - If you request that your redemption proceeds be wired to you, please call your bank for instructions prior to writing or calling the Transfer Agent. Be sure to include your name, Fund account number, your account number at your bank and wire information from your bank in your request to redeem by wire.

The Fund will not be responsible for any losses resulting from unauthorized transactions (such as purchases, sales or exchanges) if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them.

                             ADDITIONAL INFORMATION

Signature Guarantees - To help protect you and the Company from fraud, signature guarantees are required for: (i) all redemptions ordered by mail if you require that the check be made payable to another person or that the check be mailed to an address other than the one indicated on the account registration; (ii) all requests to transfer the registration of shares to another owner; and (iii) all authorizations to establish or change telephone redemption service, other than through your initial account application.

In the case of redemption by mail, signature guarantees must appear on either:
(i) the written request for redemption; or (ii) a separate instrument of assignment (usually referred to as a "stock power") specifying the total number of shares being redeemed. The Company may waive these requirements in certain instances.

The following institutions are acceptable signature guarantors: (i) participants in good standing of the Securities Transfer Agents Medallion Program ("STAMP");
(ii) commercial banks which are members of the Federal Deposit Insurance Corporation ("FDIC"); (iii) trust companies; (iv) firms which are members of a domestic stock exchange; (v) eligible guarantor institutions qualifying under Rule 17Ad-15 of the Securities Exchange Act of 1934, as amended, that are authorized by charter to provide signature guarantees (e.g., credit unions, securities dealers and brokers, clearing agencies and national securities exchanges); and (vi) foreign branches of any of the above. In addition, the Company will guarantee your signature if you personally visit its offices at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235. The Transfer Agent cannot honor guarantees from a notary public, a savings and loan association, or a savings bank.

Small Accounts - Due to the relatively higher cost of maintaining small accounts, the Fund may deduct $50 per year (billed quarterly) from your account or may redeem the shares in your account, if it has a value of less than the required minimum. If you bring your account balance up to the required minimum no account fee or involuntary redemption will occur. The Company will not close your account if it falls below the required minimum solely because of a market decline. The Company reserves the right to waive this fee.

Proper Form - Your order to buy shares is in proper form when your completed and signed account application and check or wire payment is received. Your written request to sell or exchange shares is in proper form when written instructions signed by all registered owners, with a signature guarantee if necessary, is received.

Exchange Privileges - You may exchange all or a portion of your shares in the Fund for the shares of the same class of certain other funds of the Company having different investment objectives, provided that the shares of the fund you are exchanging into are registered for sale in your state of residence. Your account may be charged $10 for a telephone exchange. An exchange is treated as a redemption and purchase and may result in realization of a gain or loss on the transaction. You may pay a redemption fee on an exchange based on the date you bought the original shares you exchanged.

Frequent Purchases and Sales of Fund Shares - Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of the Fund's portfolio by its Portfolio Managers, increase portfolio transaction costs, and have a negative effect on the Fund's long term shareholders. For example, in order to handle large flows of cash into and out of the Fund, the Portfolio Managers may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the Fund's investment objective. Frequent trading may cause the Fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from the Fund's performance.

Funds (such as this Fund) that may invest in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Fund based on events occurring after the close of a foreign market that may not be reflected in the Fund's NAV (referred to as "price arbitrage"). In addition, if the Fund invests in certain smaller capitalization companies that are, among other things, thinly traded, traded infrequently, or relatively illiquid, there is the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. To the extent that the Fund does not accurately value securities, short-term arbitrage traders may dilute the NAV of the Fund, which negatively impacts long-term shareholders. Although the Fund has adopted fair valuation policies and procedures intended to reduce the Fund's exposure to price arbitrage and other potential pricing inefficiencies, under such circumstances there is potential for short-term arbitrage trades to dilute the value of Fund shares.

Because of the potential harm to the Fund and its long-term shareholders, the Board has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, the Fund may limit additional exchanges or purchases of Fund shares by shareholders who are believed by the Fund to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of Fund shares. For this reason, the Fund reserves the right to reject any exchange or purchase of Fund shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what the Fund identifies as market timing, the Fund will seek to block future purchases and exchanges of Fund shares by that account. Where surveillance of a particular account indicates activity that the Fund believes could be either abusive or for legitimate purposes, the Fund may permit the account holder to justify the activity. The policies and procedures will be applied uniformly to all shareholders and the Fund will not accommodate market timers.

The policies apply to any account, whether an individual account or accounts with financial intermediaries such as investment advisers, broker dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds Fund shares for a number of its customers in one account. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares without the identity of the particular shareholder(s) being known to the Fund. Accordingly, the ability of the Fund to monitor and detect frequent share trading activity through omnibus accounts is very limited and there is no guarantee that the Fund will be able to identify shareholders who may be engaging in frequent trading activity through omnibus accounts or to curtail such trading.

The Fund's policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Fund's Board reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the Fund or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if the Fund is unable to detect and deter trading abuses, the Fund's performance, and its long term shareholders, may be harmed. In addition, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from frequent trading of Fund shares, even when the trading is not for abusive purposes.

Modification or Termination - Excessive trading can adversely impact Fund performance and shareholders. Therefore, the Company reserves the right to temporarily or permanently modify or terminate the Exchange Privilege. The Company also reserves the right to refuse exchange requests by any person or group if, in the Company's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. The Company further reserves the right to restrict or refuse an exchange request if the Company has received or anticipates simultaneous orders affecting significant portions of the Fund's assets or detects a pattern of exchange requests that coincides with a "market timing" strategy. Although the Company will attempt to give you prior notice when reasonable to do so, the Company may modify or terminate the Exchange Privilege at any time.

How to Transfer Shares - If you wish to transfer Shares to another owner, send a written request to the Transfer Agent. Your request should include (i) the name of the Fund and existing account registration; (ii) signature(s) of the registered owner(s); (iii) the new account registration, address, taxpayer identification number and how dividends and capital gains are to be distributed;
(iv) any stock certificates which have been issued for the Shares being transferred; (v) signature guarantees (See "Signature Guarantees"); and (vi) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call the Transfer Agent at (800) 628-4077.

Automatic Investment Plan - Existing shareholders, who wish to make regular monthly investments in amounts of $100 or more, may do so through the Automatic Investment Plan. Under the Automatic Investment Plan, your designated bank or other financial institution debits a pre-authorized amount from your account on or about the 15th day of each month and applies the amount to the purchase of Fund shares. To use this service, you must authorize the transfer of funds by completing the Automatic Investment Plan section of the account application and sending a blank voided check.

Account Statements and Shareholder Reports - Each time you purchase, redeem or transfer shares of the Fund, you will receive a written confirmation. You will also receive a year-end statement of your account if any dividends or capital gains have been distributed, and an annual and a semi-annual report.

Shareholder Communications - The Fund may eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Fund send these documents to each shareholder individually by calling the Fund at (800) 527-9525.

                             DISTRIBUTIONS AND TAXES

Dividends and Capital Gain Distributions - Dividends from net investment income, if any, are declared and paid at least annually. The Fund intends to distribute any net capital gains at least annually.

Dividends and distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid to you in cash. There are no sales charges or transaction fees for reinvested dividends and all shares will be purchased at NAV. Shareholders will be subject to tax on all dividends and distributions whether paid to them in cash or reinvested in shares. If the investment in shares is made within an IRA, all dividends and capital gain distributions must be reinvested.

Unless you are investing through a tax deferred retirement account, such as an IRA, it is not to your advantage to buy shares of the Fund shortly before the next distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." To avoid buying a dividend, check the Fund's distribution schedule before you invest.

Taxes - In general, Fund distributions are taxable to you as ordinary income, qualified dividend income or capital gains. This is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash. Any capital gains the Fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares. Other Fund distributions (including distributions attributable to short-term capital gains of the Fund) will generally be taxable to you as ordinary income, except that distributions that are designated as "qualified dividend income" will be taxable at the rates applicable to long-term capital gains. Absent further legislation, such long-term capital gains rates will not apply to qualified dividend income distributed after December 31, 2010. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-deferred retirement account) will not be currently taxable.

When you sell shares of the Fund, you may have a capital gain or loss. For tax purposes, an exchange of your shares of the Fund for shares of a different fund of the Company is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult with your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund.

By law, the Fund must withhold 28% of your taxable distribution and proceeds if you do not provide your correct taxpayer identification number (TIN) or fail to certify that your TIN is correct and that you are a U.S. person, or if the Internal Revenue Service (the "IRS") has notified you that you are subject to backup withholding and instructs the Fund to do so.

                            DISTRIBUTION ARRANGEMENTS

The Fund is offered through financial supermarkets, investment advisers and consultants, financial planners, brokers, dealers and other investment professionals, and directly through the Distributor. The Distributor has appointed Dividend Capital Securities, LLC as a national sales and marketing agent to assist in the promotion of the Fund. Investment professionals who offer shares may request fees from their individual clients. If you invest through a third party, the policies and fees may be different than those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts. If you purchase your shares through a broker-dealer, the broker-dealer firm is entitled to receive a percentage of the sales charge you pay in order to purchase Fund shares. Class A Shares are subject to a front-end sales charge and a distribution fee. The following schedule governs the percentage to be received by the selling broker-dealer firm for selling Class A Shares.

Class A Shares

============================================================================
                                        Sales Charge as % of:

                                   Public             Net      Discount
Amount of purchase at the public   Offering          Amount    as % of
offering price                     Price(1)         Invested   Public
                                                               Offering
                                                               Price
============================================================================

Less than $50,000                  5.75%          6.10%         5.00%
$50,000 but less than $100,000     4.50%          4.71%         3.75%
$100,000 but less than $250,000    3.50%          3.63%         2.75%
$250,000 but less than $500,000    2.50%          2.56%         2.00%
$500,000 but less than $1,000,000  2.00%          2.04%         1.75%
$1 million or more                 1.00%          1.01%         1.00%
============================================================================

(1) The term "Public Offering Price" includes the front-end sales charge.


Broker-dealers will be entitled to receive an ongoing service fee at an annual rate of 0.25%, payable quarterly. The amount of service fees payable to the broker-dealer will begin accruing immediately.

If you are in a category of investors who may purchase Class A Shares without paying a front-end sales charge, you will be subject to a 2.00% deferred sales charge if you redeem your shares within 360 days of purchase. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a front-end or deferred sales charge. In addition, the deferred sales charge on shares purchased without the payment of a front-end sales charge and redeemed within 360 days of purchase may be waived in certain circumstances. The deferred sales charge on redemptions of shares is computed based a percentage of the NAV at the time the shares were purchased, net of reinvested dividends and capital gains distributions. The deferred sales charge would equal 2.00% of the offering price and of the net amount invested. In determining whether to charge a deferred sales charge, we will assume that you have redeemed shares on which there is no deferred sales charge first and then shares in the order of purchase.

The Fund reserves the right to waive the deferred sales charge on certain Class A Shares in order to qualify the Fund for inclusion in brokerage platforms, wrap programs and fund supermarkets. The Fund's Board of Directors has approved this waiver and the imposition of a 2.00% redemption fee to discourage market timing. If you are in a category of investors who purchase Class A Shares through such programs, you will be subject to a 2.00% redemption fee if you redeem your shares less than 30 calendar days after you purchase them. If this fee is imposed it would raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expenses to the Fund of short-term trading activities. These fees are never used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a front-end or redemption fee. In addition, the redemption fee on shares purchased without the payment of a front-end sales charge and redeemed within 30 days of purchase may be waived in certain circumstances. The redemption fee is computed based a percentage of the NAV at the time the shares were purchased, net of reinvested dividends and capital gains distributions. The redemption fee would equal 2.00% of the offering price and of the net amount invested.

The Fund will use the first-in, first-out ("FIFO") method to determine the 30 day holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares held in the account. If this holding period is less than 30 days, the redemption fee will be assessed. The redemption fee will be applied on redemptions of each investment made by a shareholder that does not remain in the Fund for a 30 day period from the date of purchase.

While the Fund makes every effort to collect redemption fees, the Fund may not always be able to track short time trading effected through these financial intermediaries.

Sales charge reductions and waivers -To receive a reduction or waiver of your initial sales charge, you or your financial consultant must notify the Fund's transfer agent or your financial intermediary at the time of purchase that you qualify for such a reduction or waiver. If you do not let your financial intermediary or the Fund's transfer agent know that you are eligible for a reduction or waiver, you may not receive the reduction or waiver to which you are otherwise entitled. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges. You or your financial consultant must provide other account numbers to be considered for Rights of Accumulation, or mark the Letter of Intent section on the account application, or provide other relevant documentation, so that the Fund's transfer agent can verify your eligibility for the reduction or exception. In order to receive a reduction or waiver, you may be required to provide your financial intermediary or the Fund's transfer agent with evidence of your qualification for the reduction or waiver, such as records regarding Fund shares held in accounts with that financial intermediary and other financial intermediaries. Consult the Fund's Statement of Additional Information for additional details.

You can reduce your initial sales charge in the following ways:

Right of Accumulation - After making an initial purchase, you may reduce the sales charge applied to any subsequent purchases. Your Class A Shares purchased will be taken into account on a combined basis at the current net asset value per share in order to establish the aggregate investment amount to be used in determining the applicable sales charge. Only previous purchases of Class A Shares that are still held in the Fund and that were sold subject to a sales charge will be included in the calculation. To take advantage of this privilege, you must give notice at the time you place your initial order and subsequent orders that you wish to combine purchases. When you send your payment and request to combine purchases, please specify your account number(s).

Statement of Intention - A reduced sales charge on Class A Shares of the Fund, as set forth above, applies immediately to all purchases where the investor has executed a Statement of Intention calling for the purchase within a 13-month period of an amount qualifying for the reduced sales charge. The investor must actually purchase the amount stated in such statement to avoid later paying the full sales charge on shares that are purchased.

Combine with family member - You can also count toward the amount of your investment all investments by your spouse and your children under age 21 (family members), including their rights of accumulation and goals under a letter of intent. Certain other groups may also be permitted to combine purchases for purposes of reducing or eliminating sales charges, such as: a retirement plan established exclusively for the benefit of an Individual, specifically including, but not limited to, a Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, Solo 401(k), Keogh plan, or a tax-sheltered 403(b)(7) custodial account; and a qualified tuition plan account, maintained pursuant to Section 529 of the Code, or a Coverdell Education Savings Account, maintained pursuant to Section 530 of the Code (in either case, the account must be established by an Individual or have an Individual named as the beneficiary thereof).

Waiver of Front-end Sales Charges - Class A Shares

No sales charge shall apply to:

(1) reinvestment of income dividends and capital gain distributions;

(2) exchanges of one fund's shares for those of another fund if a sales charge was paid at the time of the original purchase;

(3) purchases of Fund shares made by current or former directors, officers, or employees, or agents of the Company, the Adviser and its affiliates, the Distributor and by members of their immediate families ("immediate family" means your spouse, children, grandchildren, parents, grandparents, parent-in-laws, brothers, sisters, aunts and uncles, nieces and nephews) and employees (including immediate family members) of a broker-dealer distributing Fund shares;

(4) purchases of Fund shares by the Fund's Distributor for their own investment account and for investment purposes only;

(5) a "qualified institutional buyer," as that term is defined under Rule 144A of the Securities Act of 1933, including, but not limited to, insurance companies, investment companies registered under the 1940 Act, business development companies registered under the 1940 Act, and small business investment companies;

(6) a charitable organization, as defined in Section 501(c)(3) of the Internal Revenue Code (the "Code"), as well as other charitable trusts and endowments, investing $50,000 or more;

(7) a charitable remainder trust, under Section 664 of the Code, or a life income pool, established for the benefit of a charitable organization as defined in Section 501(c)(3) of the Code;

(8) investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of those investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of the investment adviser or financial planner on the books and records of the broker or agent;

(9) institutional retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in section 401(a), 403(b) or 457 of the Code and "rabbi trusts";

(10) the purchase of Fund shares, if available, through certain third-party fund "supermarkets." Some fund supermarkets may offer Fund shares without a sales charge or with a reduced sales charge. Other fees may be charged by the service provider sponsoring the fund supermarket, and transaction charges may apply to purchases and sales made through a broker-dealer; and

(11) purchases of $1 million or more.

Additional information regarding the waiver of sales charges may be obtained by calling the Company at (800) 527-9525. All account information is subject to acceptance and verification by the Fund's distributor. Detailed information about these programs is also available at www.theworldfunds.com. In order to obtain the benefit of a front-end sales charge reduction for which you may be eligible, you may need to inform your investment professional of other accounts you, your spouse, or your children maintain.

Class C Shares

Public Offering Price - When you buy shares of the Fund, you will receive the public offering price per share as determined after your order is received in proper form. The public offering price of Class C Shares is equal to the Fund's net asset value. The Fund reserves the right to refuse to accept an order in certain circumstances, such as, but not limited to, orders from short-term investors such as market timers, or orders without proper documentation.

Sales Charges - Class C Shares are sold without an initial front-end sales charge so that the full amount of your purchase is invested in the Fund. First Dominion Capital Corp. pays 1.00% of the amount invested to dealers who sell Class C Shares. A deferred sales charge of 2.00% applies if Class C Shares are sold within two years of purchase.

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a deferred sales charge. In addition, the deferred sales charge may be waived in certain circumstances. See "Waiver of Deferred Sales Charge" below. The deferred sales charge is based upon the lesser of: (1) the net asset value of the shares redeemed or (2) the cost of such shares. Class C Shares are subject to a Distribution 12b-1 and Service Fee as described below under "Rule 12b-1Fees."

After a one-year holding period, broker-dealers will be entitled to receive an ongoing service fee at an annual rate of 1.00%, payable quarterly.

Waiver Of Deferred Sales Charge

The deferred sales charge on Class C shares is waived for:

(1) certain post-retirement withdrawals from an IRA or other retirement plan if you are over 70 1/2;

(2)   redemptions   by  certain   eligible   401(a)   and   401(k)   plans  and
certain retirement plan rollovers;

(3) withdrawals resulting from shareholder death or disability provided that the redemption is requested within one year of death or disability; and

(4) withdrawals through Systematic Monthly Investment (systematic withdrawal plan).

Additional information regarding the waiver of sales charges may be obtained by calling the Company at (800) 527-9525. All account information is subject to acceptance and verification by the Fund's Distributor.

Rule 12b-1 Fees - The Board of Directors has adopted a Distribution and Service Plan for the Fund's Class A and Class C Shares (collectively, the "12b-1 Plans"). Pursuant to the 12b-1 Plans, the Fund may finance from the assets of a particular class certain activities or expenses that are intended primarily to result in the sale of shares of such class. The Fund finances these distribution and service activities through payments made to the Distributor. The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.35% for Class A Share expenses (0.10% to help defray the cost of distributing Class A Shares and 0.25% for servicing Class A shareholders) and 1.00% for Class C share expenses. With respect to the Class C Shares, 0.75% represents 12b-1 distribution fees and 0.25% represents shareholder servicing fees paid to institutions that have agreements with the Distributor to provide such services. Because these fees are paid out of a classes' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

Compensation to Financial Intermediaries - The Adviser or the Distributor may, out of their own resources, make payments to securities dealers or other financial intermediaries (collectively, a "Financial Intermediary") for each sale of fund shares by the Financial Intermediary in excess of $1 million. See the SAI for more information regarding these arrangements.

                              FINANCIAL HIGHLIGHTS

The Fund commenced operations on December 1, 2005 as a separate portfolio of Unified Series Trust. On ______________, 2007, the Predecessor Fund was reorganized as a new portfolio of the Company. The financial highlights table is intended to help you understand the Predecessor Fund's financial performance for the period of the Fund's (and the Predecessor Fund's) operations. Please note that the financial highlights information in the following tables represents the financial highlights of the Predecessor Fund through November 30, 2006. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in shares of the Predecessor Fund (assuming reinvestment of all dividends and distributions). The financial highlights for the period ended November 30, 2006 was audited by the Predecessor Fund's independent public accounting firm, whose unqualified report thereon, along with the Predecessor Fund's financial statements, are included in the Fund's Annual Report to Shareholders (the "Annual Report") and are incorporated by reference into the SAI. Additional performance information for the Predecessor Fund is included in the Annual Report. The Annual Report and the SAI are available at no cost from the Fund at the address and telephone number noted on the back page of this prospectus. The following information should be read in conjunction with the financial statements and notes thereto.





The Symphony Wealth Management Ovation
Fund, Class A
Financial Highlights
(For a share outstanding
during the period)


                                                  Period Ended
                                                    November
                                                    30, 2006   (a)

Selected Per Share
Data:
Net asset value, beginning
of period                                         $10.00
Income from investment
operations:
  Net investment
income                                            0.07
  Net realized and
unrealized gain                                   0.91
Total from investment
operations                                        0.98

Less Distributions to
Shareholders:
  From net
investment income                                 (0.05)
Total
distributions                                     (0.05)

Paid in capital from
redemption fees                                   -            (b)

Net asset value, end
of period                                         $10.93

Total Return
(c) 9.89% (d)

Ratios and
Supplemental Data:
Net assets, end of
period (000)                                      $1,226
Ratio of expenses to
average net assets                                1.95%        (e)
Ratio of expenses to
average net assets
   before reimbursement

                                                  19.89%       (e)
Ratio of net investment
income to
   average net assets

                                                  0.24%        (e)
Ratio of net investment
income to
   average net assets
before reimbursement

                                                  (17.70)%     (e)

Portfolio turnover rate                           657.03%


(a) For the period December 22, 2005 (commencement of operations) through November 30, 2006.

(b) Redemption fees resulted in less than $0.005 per share.

(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(d) Not annualized.
(e) Annualized.

                              SUBJECT TO COMPLETION

                           DATED _______________, 2007





A Registration Statement related to these securities has been filed with the U.
S. Securities and Exchange Commission but has not yet become effective. Information contained herein is subject to completion or amendment. These securities may not be sold nor may offers to buy be accepted prior to the time the Registration Statement becomes effective. This Statement of Additional Information shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.



                              THE WORLD FUNDS, INC.
                       8730 Stony Point Parkway, Suite 205
                            Richmond, Virginia 23235
                                 (800) 527-9525


                       STATEMENT OF ADDITIONAL INFORMATION

                  The Symphony Wealth Management Ovation Fund

                           Class A and Class C Shares


                              _______________, 2007


This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the current prospectus of The Symphony Wealth Management Ovation Fund (the "Fund") dated __________, 2007, as may be supplemented or revised from time to time. You may obtain the prospectus of the Fund, free of charge, by writing to The World Funds, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 or by calling (800) 527-9525.

The Fund commenced operations on December 22, 2005 as The Symphony Wealth Management Ovation Fund, a separate portfolio of Unified Series Trust (the "Predecessor Fund"). On ____________, 2007, the Predecessor Fund was reorganized as a new portfolio of the Company.

                                TABLE OF CONTENTS


                                                               PAGE


GENERAL INFORMATION...............................................X
ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS...............X
INVESTMENT OBJECTIVE..............................................X
STRATEGIES AND RISKS..............................................X
INVESTMENT PROGRAMS...............................................X
INVESTMENT RESTRICTIONS...........................................X
DISCLOSURE OF THE FUND'S PORTFOLIO SECURITIES.....................X
MANAGEMENT OF THE COMPANY.........................................X
INVESTMENT ADVISER, SUB-ADVISER AND ADVISORY AGREEMENTS...........X
MANAGEMENT-RELATED SERVICES.......................................X
PORTFOLIO TRANSACTIONS............................................X
CAPITAL STOCK AND DIVIDENDS.......................................X
DISTRIBUTION......................................................X
ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES..................X
SPECIAL SHAREHOLDER SERVICES......................................X
TAX STATUS........................................................X
INVESTMENT PERFORMANCE............................................X
FINANCIAL INFORMATION.............................................X
PROXY AND CORPORATE ACTION VOTING POLICIES AND PROCEDURESAPPENDIX A

                               GENERAL INFORMATION


The World Funds, Inc. (the "Company") was organized under the laws of the State of Maryland in May, 1997. The Company is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act") commonly known as a "mutual fund." This SAI relates to the prospectus for the Class A and Class C shares of The Symphony Wealth Management Ovation Fund (the "Fund"). The Fund is a separate investment portfolio or series of the Company. The Fund commenced operations on December 22, 2005 as a separate portfolio of Unified Series Trust (the "Predecessor Fund"). On _____________, 2007 the Predecessor Fund was reorganized as a new portfolio of the Company. References in this SAI are to the Predecessor Fund's current name. In addition, certain of the financial information contained in this SAI is that of the Predecessor Fund's. The Fund operates as a diversified fund for purposes of the 1940 Act.

As of the date of this SAI, the Fund is authorized to issue two classes of shares: Class A Shares, which impose a front end sales charge up to a maximum of 5.75% or a deferred sales charge of 2.00% if shares are redeemed within one (1) year after purchase, and a distribution (i.e., 12b-1) fee; and Class C Shares, which have no front-end sales charge, a deferred sales charge of 2.00% if shares are redeemed within two (2) years after purchase, and a higher distribution (i.e., 12b-1) fee than Class A Shares. Each class of shares are substantially the same as they represent interest in the same portfolio of securities and differ only to the extent that they bear different expenses.


     ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS


The following information supplements the discussion of the Fund's investment objective and policies. The Fund's fundamental investment policies may not be changed without approval by vote of a majority of the outstanding voting shares of the Fund. As used in this SAI, a "majority of outstanding voting shares" means the lesser of: (1) 67% of the voting shares of the Fund represented at a meeting of shareholders at which the holders of 50% or more of the shares of the Fund are represented; or (2) more than 50% of the outstanding voting shares of the Fund. The Fund's investment objective, investment programs, restrictions and the operating policies of the Fund that are not fundamental policies and can be changed by the Board of Directors of the Company (the "Board") without shareholder approval.

                              INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide total return. Total return is comprised of both income and capital appreciation. All investments entail some market and other risks. For instance, there is no assurance that the Fund will achieve its investment objective. You should not rely on an investment in the Fund as a complete investment program. The Fund's investment objective is non-fundamental and therefore, may be changed without shareholder approval.

                              STRATEGIES AND RISKS

The following discussion of investment techniques and instruments supplements, and should be read in conjunction with, the investment information in the Fund's prospectus. In seeking to meet its investment objective, the Fund may invest in any type of security whose characteristics are consistent with its investment programs described below.

                               INVESTMENT PROGRAMS

Exchange-Traded Funds ("ETFs") - An ETF is an investment company whose goal is to track or replicate a desired index, such as a sector, market or global segment. ETFs are traded on exchanges and trade similarly to publicly-traded companies. ETF's also have risks and costs that are similar to publicly-traded companies. The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses of its underlying index. The risk of not correlating to the index is an additional risk borne by the investors of ETFs. Because ETFs trade on an exchange, they may not trade at NAV. Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETF's underlying securities. Additionally, if a Fund elects to redeem its ETF shares rather than selling them on the secondary market, the Fund may receive the underlying securities which it must then sell in order to obtain cash. Additionally, when a Fund invests in ETF's, shareholders of the Fund bear their proportionate share of the underlying ETF's fees and expenses.

      Popular ETFs include iShares, SPDRs, DIAMONDS and QQQQs. SPDRs are S&P Depositary Receipts that represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of securities that closely tracks the price performance and dividend yield of the S&P 500 Composite Price Index. SPDRs trade on the American Stock Exchange under the symbol SPY. A MidCap SPDR is similar to a SPDR except that it tracks the performance of the S&P MidCap 400 Index and trades on the American Stock Exchange under the symbol MDY. DIAMONDS represent ownership in the DIAMONDS Trust, a unit investment trust that serves as an index to the Dow Jones Industrial Average (the "Dow") in that its holding consists of the 30 component stocks of the Dow. DIAMONDS trade on the American Stock Exchange under the symbol DIA. QQQQs (NASDAQ-100 Index Tracking Stock) represent ownership in the NASDAQ-100 Trust, a unit investment trust that attempts to closely track the price and yield performance of the NASDAQ 100 Index by holding shares of all the companies in the Index. QQQQs trade on the American Stock Exchange under the symbol QQQQ. Exchange-traded products also include iShares, HOLDRs, Fidelity Select Portfolios, Select Sector SPDRs, Fortune e-50, Fortune 500, streetTRACKS and VIPERs.

The Fund may also invest in various sector ETFs such as the Basic Industries Select Sector Index, Consumer Services Select Sector Index, Consumer Staples Select Sector Index, Cyclical/Transportation Select Sector Index, Energy Select Sector Index, Financial Select Sector Index, Industrial Select Sector Index, Technology Select Sector Index, Utilities Select Sector Index. Additionally, the Fund may invest in new exchange traded shares as they become available.

Other Investment Companies - The Fund will invest in the securities of other investment companies (together with ETFs, the "underlying funds"). An investment company is a company engaged in the business of pooling investors' money and trading in securities for them. Examples include face-amount certificate companies, unit investment trusts and management companies. When a Fund invests in other investment companies, shareholders of the Fund bear their proportionate share of the underlying investment companies fees and expenses.

Equity Securities - The Fund will invest in ETFs that hold a portfolio of equity securities. Equity securities are common stocks, preferred stocks, convertible preferred stocks, convertible debentures, American Depositary Receipts, rights and warrants. Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Convertible debentures are debt instruments that can be converted into common stock pursuant to their terms. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have shorter durations.

Fixed Income Securities - The Fund also will invest in ETFs that hold a portfolio of fixed income securities. Fixed income securities include corporate debt securities, high yield debt securities, convertible debt securities, municipal securities, U.S. government securities, mortgage-backed securities, asset-backed securities, zero coupon bonds, financial industry obligations, repurchase agreements, and participation interests in such securities. Preferred stock and certain common stock equivalents may also be considered to be fixed income securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.


Foreign Securities.

           1. General. To the extent that the Fund invests in foreign ETFs, or in domestic ETFs that hold portfolios of foreign securities, it will be subject to certain considerations and risks that are not typically associated with investing in underlying funds that invest solely in domestic securities. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

           2. Emerging Markets Securities. The Fund may purchase ETFs that invest in, or other investment companies that are located in, emerging markets. To the extent the Fund invests in such securities, the Fund could be subject to greater risks because the Fund's performance may depend on issues other than the performance of a particular ETF.

                Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

                Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Portfolio Turnover - Average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less. A higher portfolio turnover rate involves greater transaction expenses to the Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. The Fund's investment adviser makes purchases and sales for the Fund's portfolio whenever necessary, in the investment adviser's opinion, to meet the Fund's objective. The investment adviser anticipates that the average annual portfolio turnover rate of the Fund will be substantial.

Illiquid Securities - The Fund may invest up to 15% of its net assets in illiquid securities. For this purpose, the term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount which the Fund has valued the securities. Illiquid securities include generally, among other things, certain written over-the-counter options, securities or other liquid assets as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests and other securities whose disposition is restricted under the federal securities laws.

Temporary Defensive Position - From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold up to 100% of its assets in short-term U.S. government securities, money market funds or money market instruments. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its investment strategies. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective.

INVESTMENT LIMITATIONS

Fundamental Investment Policies and Restrictions - The following investment limitations are fundamental policies of the Fund that cannot be changed without the consent of the holders of a majority of the Fund's outstanding shares. The phrase "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

As a matter of fundamental policy, the Fund will not:

           1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

           2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940 (the "1940 Act"), the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission ("SEC") or its staff.

           3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

           4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

           5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

           6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or
(c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

           7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry (other than ETFs or other investment companies). This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

           8. Diversification. With respect to 75% of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities, or securities of other investment companies) if, as a result at the time of such purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

      Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

The following limitations have been adopted by the Trust with respect to the Fund may be changed by the Board without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy.

           1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

           2. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

           3. Illiquid Securities. The Fund will not purchase securities that are illiquid or restricted at the time of purchase.

                  DISCLOSURE OF PORTFOLIO SECURITIES HOLDINGS

The Company maintains written policies and procedures regarding the disclosure of its portfolio holdings to ensure that disclosure of information about portfolio securities is in the best interests of the Fund's shareholders. The Board reviews these policies and procedures on an annual basis. Compliance will be periodically assessed by the Board in connection with a report from the Company's Chief Compliance Officer. In addition, the Board has reviewed and approved the list below of entities that may receive portfolio holdings information prior to and more frequently than the public disclosure of such information (i.e., "non- standard disclosure"). The Board has also delegated authority to the Company's President and to senior management at the Company's administrator, Commonwealth Shareholder Services, Inc. ("CSS"), to provide such information in certain circumstances (see below). The Board is notified of, and reviews any requests for non-standard disclosure approved by the Company's President and/or senior management at CSS. CSS reports quarterly to the Board regarding the implementation of such policies and procedures.

The Company is required by the U.S. Securities and Exchange Commission (the "SEC") to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Company's annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters. The portfolio holdings information provided in these reports is as of the end of the quarter in question. Form N-CSR must be filed with the SEC no later than ten (10) calendar days after the Company transmits its annual or semi-annual report to its shareholders. Form N-Q must be filed with the SEC no later than sixty (60) calendar days after the end of the applicable quarter.

The Company's service providers which have contracted to provide services to the Company and its funds, including, for example, the custodian and the fund accountants, and which require portfolio holdings information in order to perform those services, may receive non-standard disclosure. Non-standard disclosure of portfolio holdings information may also be provided to a third-party when the Company has a legitimate business purpose for doing so. The Company has the following ongoing arrangements with certain third parties to provide the Fund's full portfolio holdings:

1. to the Company's auditors within sixty (60) days after the applicable fiscal period for use in providing audit opinions;

2. to financial printers within sixty (60) days after the applicable fiscal period for the purpose of preparing Company regulatory filings;

3. to rating agencies on a monthly basis for use in developing a rating for the Fund; and

4. to the Company's administrator, custodian, transfer agent and accounting services provider on a daily basis in connection with their providing services to the Fund.

Additionally, the Adviser has the following ongoing arrangements with certain third parties to provide the Fund's full portfolio holdings:

1. every day to a financial data processing company that provides automated data scanning and monitoring services for the Fund;

2. every day to a research company that allows the Adviser to perform attribution analysis for the Fund; and

3. semi-monthly to the Adviser's proxy voting agent to assess and vote proxies on behalf of the Fund.

The Company and the Adviser currently have no other arrangements for the provision of non-standard disclosure to any party or shareholder. Other than the non-standard disclosure discussed above, if a third-party requests specific, current information regarding the Fund's portfolio holdings, the Company will refer the third-party to the latest regulatory filing.

Non-standard disclosure of portfolio holdings may only be made pursuant to a written request that has been approved by the Board. The Board has authorized the President of the Company and senior management at CSS to consider and approve such written requests for non-standard disclosure; provided that, they promptly report any such approval to the Board.

All of the arrangements above are subject to the policies and procedures adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of a Company and its shareholders. There may be instances where the interests of the Company's shareholders respecting the disclosure of information about portfolio holdings may conflict or appear to conflict with the interests of the Fund's investment adviser, any principal underwriter for the Company or an affiliated person of the Company (including such affiliated person's investment adviser or principal underwriter). In such situations, the conflict must be disclosed to the Board, and the Board must be afforded the opportunity to determine whether or not to allow such disclosure.

Affiliated persons of the Company who receive non-standard disclosure are subject to restrictions and limitations on the use and handling of such information pursuant to a Code of Ethics, including requirements to maintain the confidentiality of such information, pre-clear securities trades and report securities transactions activity, as applicable. Affiliated persons of the Trust and third party service providers of the Company receiving such non-standard disclosure will be instructed that such information must be kept confidential and that no trading on such information should be allowed.

Neither the Company nor its Adviser or any affiliate thereof receives compensation or other consideration in connection with the non-standard disclosure of information about portfolio securities.

                            MANAGEMENT OF THE COMPANY

Directors and Officers - The Company is governed by a Board of Directors, which is responsible for protecting the interest of shareholders. The directors are experienced business persons who meet throughout the year to oversee the Company's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The names, addresses and ages of the directors and officers of the Company, together with information as to their principal occupations during the past five years, are listed below. A director who is considered an "interested person", as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with any investment manager or adviser to a fund of the Company, and the principal underwriter, and officers of the Company, are noted with an asterisk (*).


------------------------------------------------------------------------
                                                                           Other
                                                                   Directorships
                                                                              by
                                                                       Directors
                           Number  Principal Occupation(s)   and
                           of     During the Past Five Years Number of
               Position(s) Funds                             Funds in
    Name,       Held with  in                                the
 Address and     Company   Company                           Complex
  year born    and Tenure  Overseen                           Overseen
------------------------------------------------------------------------
------------------------------------------------------------------------
Interested Directors:
------------------------------------------------------------------------
------------------------------------------------------------------------
John Pasco,    Chairman,   10     Treasurer and Director of  World
III*(1)        Director           Commonwealth Shareholder   Insurance
8730 Stony     and                Services, Inc. (fund       Trust - 1
Point Pkwy     President          administrator) since       Fund
Suite 205      since May          1985; President and
Richmond, VA   1997               Director of First
23235                             Dominion Capital Corp.
(1945)                            (broker-dealer) and Fund
                                  Services, Inc. (transfer
                                  agent) since 1987;
                                  President and Treasurer
                                  of Commonwealth Capital
                                  Management, Inc.
                                  (investment adviser)
                                  since 1983; President of
                                  Commonwealth Capital
                                  Management, LLC since
                                  1984; President and
                                  Director of Commonwealth
                                  Fund Accounting, Inc.
                                  since 2004; Director of
                                  American Growth Fund
                                  (investment company)
                                  since December 2006; and
                                  Chairman and Trustee of
                                  World Insurance Trust
                                  (investment company)
                                  since 2002.    Mr. Pasco
                                  is also a certified
                                  public accountant.
------------------------------------------------------------------------
------------------------------------------------------------------------
Non-Interested Directors:
------------------------------------------------------------------------
------------------------------------------------------------------------
Samuel Boyd,   Director    10     Retired.  Manager of the   World
Jr.*(1) 8730   since May          Customer Services          Insurance
Stony Point    1997               Operations and Accounting  Trust - 1
Pkwy                              Division of the Potomac    Fund
Suite 205                         Electric Power Company
Richmond, VA                      from 1978 to 2005;         Satuit
23235                             Trustee of World           Capital
(1940)                            Insurance Trust            Management
                                  (investment company) Trust - 1 since 2002;
                                  Trustee of Fund Satuit Capital Management
                                  Trust (investment company) since 2002; and a
                                  Trustee of Janus Advisors Series Trust
                                  (investment company) from 2003 to 2005.
------------------------------------------------------------------------
------------------------------------------------------------------------
William E.     Director    10     Financial and Tax          World
Poist          since May          Consultant, Management     Insurance
8730 Stony     1997               Consulting for             Trust - 1
Point Pkwy                        Professionals since 1974;  Fund
Suite 205                         Trustee of Satuit Capital
Richmond, VA                      Management Trust           Satuit
23235                             (investment company)       Capital
(1939)                            since 2003; and a Trustee  Management
                                  of World Insurance Trust   Trust - 1
                                  (investment company)       Fund
                                  since May 2002.  Mr.
                                  Poist is also a certified
                                  public accountant.
------------------------------------------------------------------------
------------------------------------------------------------------------
Paul M.        Director    10     President of Alfred J.     World
Dickinson      since May          Dickinson, Inc. Realtors   Insurance
8730 Stony     1997               since April 1971; Trustee  Trust - 1
Point Pkwy                        of Satuit Capital          Fund
Suite 205                         Management Trust
Richmond, VA                      (investment company)       Satuit
23235                             since 2003; and a Trustee  Capital
(1947)                            of World Insurance Trust   Management
                                  (investment company)       Trust - 1
                                  since 2002.                Fund
------------------------------------------------------------------------
------------------------------------------------------------------------
Officers:
------------------------------------------------------------------------
------------------------------------------------------------------------
Karen M.       Secretary   N/A    Executive Vice President   N/A
Shupe  8730    since 2005         of Administration and
Stony Point    and                Accounting, Commonwealth
Pkwy           Treasurer          Shareholder Services,
Suite 205      since 2006         Inc. since 2003;
Richmond, VA                      Financial Reporting
23235                             Manager, Commonwealth
(1964)                            Shareholder Services,
                                  Inc. from 2001 to 2003.
------------------------------------------------------------------------
------------------------------------------------------------------------
*David D.      Chief       N/A    Co-Founder and Managing    N/A
Jones, Esq.    Compliance         Member of Drake
230 Spring     Officer            Compliance, LLC
Hills Dr.,                        (compliance consulting
Suite 340                         firm) since 2004; founder
Spring, TX                        and controlling
77380                             shareholder of David
                                  Jones & Associates(law firm) since 1998;
                                  President and Chief Executive Officer of Citco
                                  Mutual Fund Services, Inc. (investment company
                                  service providers) from 2001 to 2003.
------------------------------------------------------------------------
------------------------------------------------------------------------
Leland H.      President   N/A    President of CSI Capital   N/A
Faust*         of the CSI         Management, Inc.
600            Equity             (investment adviser)
California     Fund               since 1978; Partner,
St, 18th Floor Series             Taylor & Faust (law firm)
San            since 1997         since 1975.
Francisco, CA
 94108
(1947)
------------------------------------------------------------------------
------------------------------------------------------------------------
John T.        Vice        N/A    President of Third         N/A
Connor, Jr. *  President          Millennium Investment
1185 Avenue    of the             Advisors, LLC (investment
of the         Company            adviser) since 1998;
Americas,      and                Chairman of ROSGAL
32nd Fl.       President          Insurance since 1993;
New York, NY   of the             and a Director of Teton
10036          Third              Petroleum Company since
(1942)         Millennium 1993. Russia Fund Series since October
               1998
------------------------------------------------------------------------
------------------------------------------------------------------------
Robert J.      Vice        N/A    Chairman, President and    N/A
Sullivan*      President          Treasurer of Satuit
2807 Gaston    of the             Capital Management Trust
Gate           Company            (investment company)
Mount          and                since December 2000;
Pleasant, SC   President          Managing Director and
29466          of the             Investment Officer of
(1960)         GenomicsFund       Satuit Capital
               Series             Management, LLC
               since              (investment adviser)
               January            since 2000.
               2003
------------------------------------------------------------------------
------------------------------------------------------------------------
Jeffrey W.     Vice        N/A    Chief Operating Officer    N/A
Taylor*        President          of Dividend Capital
518 - 17th     of the             Investments LLC
Street         Company,           (investment adviser)
Suite 1700     and                since 2005; Vice
Denver, CO     President          President of Business
80202          of the             Services from 2004 to
(1973)         Dividend           2005; Product Manager,
               Capital            INVESCO Inc. from July
               Realty             2003 to January 2004;
               Income             Manager of Marketing and
               Fund               Business Analytics,
               Series             INVESCO Funds Group Inc.
               since              from 1999 to 2003.
               March 2006
------------------------------------------------------------------------
------------------------------------------------------------------------
Gunter         Vice        N/A    Vice President, Vontobel   N/A
Faschang*      President          Asset Management
450 Park       of the             (investment adviser)
Avenue         Company            since 2001 and head of
New York, NY   and                Eastern European equity
10022          President          management and research,
(1972)         of the             Vontobel Asset Management
               Eastern            AG since 2001.
               European
               Equity
               Fund
               Series
               since May
               2001
------------------------------------------------------------------------
------------------------------------------------------------------------
J. Allen Gray* Vice        N/A    Managing Partner at        N/A
Shrewsbury     President          Osprey Partners
Executive      of the             Investment Management,
Center II,     Company            LLC since 2004; Principal
1040 Broad     and                at Osprey Partners
Street,        President          Investment Management,
Shrewsbury,    of the             LLC from 2002 to 2004;
New Jersey     Osprey             Senior Vice President at
07702          Concentrated       Osprey Partners
(1961)         Large Cap          Investment Management,
               Value              LLC from 1999 to 2002.
               Equity
               Fund
               Series
               since
               September
               2006
------------------------------------------------------------------------

(1) Mr. Pasco is considered to be an "interested person" as that term is defined in the 1940 Act. Mr. Pasco is an interested person of the Company because: (1) he is an officer of the Company; (2) he owns Commonwealth Capital Management, LLC, which serves as the investment adviser to the Eastern European Equity Fund and GenomicsFund; (3) he is an affiliated person of Third Millennium Investment Advisers, LLC, which serves as the investment adviser to the Third Millennium Russia Fund, and Satuit Capital Management, LLC, which serves as the investment Sub-Adviser to GenomicsFund; (4) he owns First Dominion Capital Corp. ("FDCC"), the principal underwriter of the Company; and (5) he owns or controls several of the Company's service providers, including Commonwealth Shareholder Services, Inc., the Company's Administrator, FDCC, the Company's underwriter, and Fund Services, Inc., the Company's Transfer and Disbursing Agent. Additionally, Mr. Boyd is considered to be an "interested person" with respect to the Osprey Concentrated Large Cap Value Equity Fund, another series of the Company, because he is a member of the immediate family of an affiliated person of Osprey Partners Investment Management, LLC, which serves as the investment adviser to that Fund.

Each director holds office for an indefinite term and until the earlier of: the Company's next meeting of shareholders and the election and qualification of his successor; or until the date a director dies, resigns or is removed in accordance with the Company's Articles of Incorporation and By-laws. Each Officer holds office at the pleasure of the Board of Directors and serves for a period of one year, or until his successor is duly elected and qualified.

The Company has a standing Audit Committee of the Board composed of Messrs. Boyd, Poist and Dickinson. The functions of the Audit Committee are to meet with the Company's independent auditors to review the scope and findings of the annual audit, discuss the Company's accounting policies, discuss any recommendations of the independent auditors with respect to the Company's management practices, review the impact of changes in accounting standards on the Company's financial statements, recommend to the Board of Directors the selection of independent auditors, and perform such other duties as may be assigned to the Audit Committee by the Board of Directors. During its most recent fiscal year ended November 30, 2006, the Audit Committee met four times.

The Company has a standing Governance and Nominating Committee of the Board composed of Messrs. Boyd, Poist and Dickinson. The Governance and Nominating Committee is responsible for the selection and nomination of candidates to serve as directors of the Company. Although the Governance and Nominating Committee expects to be able to find an adequate number of qualified candidates to serve as directors, the Nominating Committee is willing to consider nominations received from shareholders. Shareholders wishing to submit a nomination should do so by notifying the Secretary of the Company, in writing, at the address listed on the cover of this SAI. During its most recent fiscal year ended November 30, 2006, the Governance and Nominating Committee met four times.

The Company has a standing Pricing and Brokerage Committee of the Board composed of Messrs. Boyd, Poist and Dickinson. The Pricing and Brokerage Committee, under procedures established by the Board, determines a price for a security held by a fund when there is no readily available market price for that security. The Pricing and Brokerage Committee reports its findings to the full Board on a quarterly basis, as necessary. During its most recent fiscal year ended November 30, 2006, the Pricing and Brokerage Committee met four times.

As of December 31, 2006 the directors beneficially owned the following dollar range of equity securities in the Fund:

Name of director         Dollar range of        Aggregate dollar range
                         equity securities in   of equity securities
                         the Fund               in all funds of the
                                                Company overseen by
                                                the directors

John Pasco, III          None                   Over $100,000
Samuel Boyd, Jr.         None                   $10,001-$50,000
Paul M. Dickinson        None                   $10,001-$50,000
William E. Poist         None                   $10,001-$50,000

For the fiscal year ended November 30, 2006, the directors received the following compensation from the Company:

Name and position held   Aggregate          Pension or      Total
                         compensation from  retirement      compensation
                         the Fund for       benefits        from the
                         fiscal year ended  accrued as      Company(2)
                         November 30,       part of Fund
                         2006(1)            expenses
John Pasco, III,         None               N/A             $-0-
Chairman
Samuel Boyd, Jr.,        None               N/A             $23,900
Director
Paul M. Dickinson,       None               N/A             $23,900
Director
William E. Poist,        None               N/A             $23,900
Director

(1) This amount represents the aggregate amount of compensation paid to the directors by the Fund for service on the Board of Directors for the Fund's fiscal year ended November 30, 2006.

(2) This amount represents the aggregate amount of compensation paid to the directors by all funds of the Company for the fiscal year ended November 30, 2006. The Company consisted of a total of nine funds as of November 30, 2006.

Sales Loads - No front-end or deferred sales charges are applied to purchase of Fund shares by current or former directors, officers, employees or agents of the Company, the adviser, the national distributor or principal underwriter and by the members of their immediate families.

Policies Concerning Personal Investment Activities - The Fund, the Adviser, the Sub-Adviser and the principal underwriter have each adopted a Codes of Ethics, pursuant to Rule 17j-1 under the 1940 Act that permit investment personnel, subject to their particular code of ethics, to invest in securities, including securities that may be purchased or held by the Fund, for their own accounts.

The Codes of Ethics are on file with, and can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. In addition, the Codes of Ethics are also available on the EDGAR Database on the SEC's Internet website at http://www.sec.gov.

Proxy Voting Policies - The Company and the Fund's Sub-Adviser each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders' best interests. As a brief summary, the Company's policy delegates responsibility regarding proxy voting to the Sub-Adviser, subject to the Sub-Adviser's proxy voting policy and the supervision of the Board. The Sub-Adviser's proxy voting policy requires the Sub-Adviser to vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Sub-Adviser's policy underscores the Sub-Adviser's concern that all proxy voting decisions be made in the best interests of the Fund shareholders. The Sub-Adviser's policy dictates that the sub-adviser vote such proxies in a manner that will further the economic value of each investment for the expected holding period. Each vote cast by the sub-adviser on behalf of the Fund is done on a case-by-case basis, taking into account all relevant factors.

When the Fund invests in other investment companies in excess of the limits set forth in Section 12(d) of the 1940 Act, it will be required to enter into participating agreements obligating the Fund to satisfy certain conditions set forth in SEC exemptive order(s). In cases where the Fund owns more than 5 percent (5%) of an underlying fund, these participating agreements will require the Fund, among other things, to vote its shares of an underlying fund in the same proportion as the vote of all other holders of the underlying fund.

The Company's policy provides that, if a conflict of interest between the Sub-Adviser or its affiliates and the Fund arises with respect to any proxy, the Sub-Adviser must fully disclose the conflict to the Board and vote the proxy in accordance with the Board's instructions. The Board shall make the proxy voting decision that in its judgment, after reviewing the recommendation of the Sub-Adviser, is most consistent with the Sub-Adviser's proxy voting policies and in the best interests of Fund shareholders. When the Board is required to make a proxy voting decision, only the Directors without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund's vote will be cast.

The Company is required to disclose information concerning the Fund's proxy voting policies and procedures to shareholders. The Sub-Adviser will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board of Directors, and which are found in Appendix A. Any material changes to the proxy policies and procedures will be submitted to the Board of Directors for approval. Information regarding how the Predecessor Fund voted proxies relating to portfolio securities for the most recent 12-month period ending June 30, is available (1) without charge, upon request by calling 800-527-9525 and (2) on the SEC's website at http://www.sec.gov.

                          PRINCIPAL SECURITIES HOLDERS

Principal Holders. As of the date of this filing, the Fund has no shareholders.


Management Ownership. As of the date of this filing, the Fund has no shareholders.

            INVESTMENT ADVISER, SUB-ADVISER AND ADVISORY AGREEMENTS

Investment Adviser - The Adviser to the Fund is The Symphony Wealth Management Group, LLC, 3500 Piedmont Road, Suite 100, Atlanta, GA 30305. Chris Bach, President of the Adviser, is also the majority shareholder. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.


The Adviser currently provides investment advisory services pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser, subject to the supervision of the Board, is responsible for monitoring the Fund's investment program and supervising the Sub-Adviser's daily trading activities. Under the Advisory Agreement, the Fund is obligated to pay the Adviser a fee equal to 1.00% of the Fund's average daily net assets. For the period December 22, 2005 (commencement of operations) through November 30, 2006, the Adviser earned fees of $8,048 from the Fund before waivers and expense reimbursements. For this same period the Adviser waived fees and/or reimbursed expenses of $144,970.

Under a prior expense limitation agreement between the Adviser and the Predecessor Fund, the Adviser is entitled to reimbursement of fees waived or remitted by the Adviser to the Fund. The total amount of reimbursement recoverable by the Adviser is the sum of all fees previously waived or remitted by the Adviser to the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to the Adviser with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of November 30, 2006 was $XXX,XXX, which will expire as follows:

      Year Expiring            Amount

      2007                      $ XXX,XXX
      2008                       XXX,XXX
      2009                       144,970
                             -----------
                              $XXX,XXX

In the interest of limiting expenses of the Fund, the Adviser, First Dominion Capital Corp. and Commonwealth Shareholder Services, Inc. (collectively, the "Service Providers") have entered into a contractually expense limitation agreement with the Company. Pursuant to the agreement, the Service Providers have agreed to waive or limit their fees and to assume other expenses so that the ratio of total annual operating expenses of the Class A Shares is limited to 1.95% and Class C Shares is limited to 2.60% until November 30, 2007. Each waiver or reimbursement of an expense by the Service Providers is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that fee was waived; provided that the Fund is able to make the repayment without exceeding the expense limitations set forth above.

Pursuant to the terms of the Advisory Agreement, the Adviser pays all expenses incurred by it in connection with its activities thereunder, except the cost of securities (including brokerage commissions, if any) purchased for the Fund. The services furnished by the Adviser under the Advisory Agreement are not exclusive, and the Adviser is free to perform similar services for others.

The Adviser may pay certain financial institutions (which may include banks, broker-dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. These fees may be paid in addition to any fees paid by the Fund pursuant to its Rule 12b-1 Plan. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of these services may be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by financial institutions that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities. The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts.

Sub-Adviser - Breen Financial Corporation serves as Sub-Adviser and provides portfolio management services to the Fund. The Sub-Adviser uses its best judgment to make investment decisions on behalf of the Fund, place all orders for the purchase and sale of portfolio securities and execute all agreements related thereto. The Sub-Adviser makes its officers and employees available to the Adviser from time to time at reasonable times to review investment policies and to consult with the Adviser regarding the investment affairs of the Fund. The Sub-Adviser maintains books and records with respect to the securities transactions and renders to the Adviser such periodic and special reports as the Adviser or the Trustees may request. The Sub-Adviser pays all expenses incurred by it in connection with its activities under the sub-advisory agreement other than the cost (including taxes and brokerage commissions, if any) of securities and investments purchased for the Fund.

Under the terms of a sub-advisory agreement with the Adviser (the "Sub-Advisory Agreement"), the Sub-Adviser receives a fee from the Adviser computed and accrued daily and paid monthly at an annual rate of 0.375% of the Fund's net assets. The Sub-Adviser has contractually agreed to waive its fee until such date as the total assets of the Fund (i.e., the combined total assets of the Fund's share classes) equal or exceed Twenty Million Dollars ($20,000,000.00). However, the Sub-Adviser is entitled to repayment from the Adviser for any amounts that it waives to the extent that the Adviser receives repayment from the Service Providers for any amounts that it waives to the extent that the Service Providers receive repayment from the Fund pursuant to the Service Providers' contractual agreement with the Fund within three fiscal years following the fiscal year in which the fee was waived.


Portfolio Managers - This section includes information about the Fund's portfolio managers, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

Compensation - Each Portfolio Manager is compensated for his services by the Sub-Adviser. As a principal of the Sub-Adviser, each Portfolio Manager shares in the Sub-Adviser's net income based on his ownership percentage of the Sub-Adviser. Both of the Fund's portfolio mangers' compensation consists of

Fund Shares Owned by Portfolio Managers - As of [____________], 2007 Dr. William J. Breen and James T. Breen beneficially owned an aggregate range of [__________________], respectively, of equity securities in the Fund.

Other Accounts - In addition to the Fund, certain portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of November 30, 2006.

----------------------------------------------------------------------
                  Registered
                  Investment
                   Companies       Other Pooled
                (excluding the      Investment
    Name             Fund)           Vehicles       Other Accounts
----------------------------------------------------------------------
----------------------------------------------------------------------
              Number   Total      Number   Total Number      Total
              of                  of             of
              Accounts   Assets   Accounts AssetsAccounts   Assets
----------------------------------------------------------------------
----------------------------------------------------------------------
Dr. William
J. Breen         0         $0        0      $0      0         $0
----------------------------------------------------------------------
----------------------------------------------------------------------
James T.
Breen            0         $0        0      $0      0         $0
----------------------------------------------------------------------

Conflicts of Interests - Potential conflicts of interest may arise because the Portfolio Managers also act as strategists in developing asset allocation models for various institutional clients of the Sub-Adviser, including pension plans. As principals of the Sub-Adviser, the Portfolio Managers provide consulting services, such as asset-liability modeling, investment manager selection and monitoring, and model portfolio construction and portfolio selection to these other institutional clients. The Portfolio Managers use the same proprietary ETF asset allocation models for the Fund as the ETF model portfolios they provide to their private consulting clients. This means that the Portfolio Managers will make the investment strategies used to manage the Fund available to other Advisers and broker-dealers, who may choose to duplicate such strategies. As a result, there may be circumstances under which the Fund and other clients of the Sub-Adviser may compete in purchasing available investments and, to the extent that the demand exceeds the supply, may result in driving the prices of such investments up, resulting in higher costs to the Fund. There also may be circumstances under which the Portfolio Managers recommend the purchase or sale of various ETFs through model portfolios and do not purchase or sell the same investments for the Fund, or purchase or sell an ETF for the Fund and do not include such ETF in an asset allocation model provided to consulting clients. This is because the Sub-Adviser's model portfolio recommendations among clients differ, based on each client's investment policy guidelines and/or prevailing market conditions at the time such recommendation is made. Although the Portfolio Managers provide ETF asset allocation models to various institutional clients, the Portfolio Managers do not currently actively manage or provide portfolio management services to any account other than the Fund.

Each Portfolio Manager may carry on investment activities for his own account(s) and/or the accounts of family members; and as a result, each Portfolio Manager may be engaged in substantial activities other than on behalf of the Fund, and may have differing economic interests in respect of such activities.

                           MANAGEMENT-RELATED SERVICES

Administration - Pursuant to an Administrative Services Agreement with the Company (the "Administrative Agreement"), Commonwealth Shareholder Services, Inc. ("CSS"), 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, serves as administrator of the Fund and supervises all aspects of the operation of the Fund except those performed by the Adviser. John Pasco, III, Chairman of the Board of the Company, is the sole owner of CSS. CSS provides certain administrative services and facilities for the Fund, including preparing and maintaining certain books, records, and monitoring compliance with state and federal regulatory requirements.

As administrator, CSS receives an asset-based administrative fee, computed daily and paid monthly, at the annual rate of 0.10% on the first $75 million of average daily net assets of the Fund; and 0.07% on the average daily net assets of the Fund in excess of $75 million subject to minimum amounts.

Custodian - UMB Bank, N.A. (the "Custodian"), 928 Grand Blvd., 5th Floor, Kansas City, Missouri 64106, serves as the custodian of the Fund's assets. The Custodian has entered into a foreign sub-custody arrangement with Citibank, N.A., as the approved foreign custody manager (the Delegate) to perform certain functions with respect to the custody of the Fund's assets outside of the United States of America. The Delegate shall place and maintain the Fund's assets with an eligible foreign custodian; provided that, the Delegate shall be required to determine that the Fund's assets will be subject to reasonable care based on the standards applicable to custodians in the relevant market.

Accounting Services - Pursuant to an Accounting Service Agreement (the "Accounting Agreement"), Commonwealth Fund Accounting, Inc. ("CFA"), 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 acts as the accounting services agent of the Fund. As the accounting services agent of the fund, CFA maintains and keeps current the books, accounts, records, journals or other records of original entry relating to the Fund's business. John Pasco, III, Chairman of the Board of the Company, is the sole owner of CFA, and is its President and Chief Financial Officer. For its services as accounting agent, CFA receives an asset-based fee, computed daily and paid monthly of the average daily net assets of the Fund, against a minimum fee plus out-of-pocket expenses.

Transfer Agent - Pursuant to a Transfer Agent Agreement with the Company, Fund Services, Inc. ("FSI" or the "Transfer Agent") acts as the Company's transfer and dividend disbursing agent. FSI is located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235. John Pasco, III, Chairman of the Board of the Company and an officer and shareholder of CSS (the Administrator of the Fund), is the sole owner of FSI and is its President and Chief Financial Officer.

FSI provides certain shareholder and other services to the Company, including furnishing account and transaction information and maintaining shareholder account records. FSI is responsible for processing orders and payments for share purchases. FSI mails proxy materials (and receives and tabulates proxies), shareholder reports, confirmation forms for purchases and redemptions and prospectuses to shareholders. FSI disburses income dividends and capital distributions and prepares and files appropriate tax-related information concerning dividends and distributions to shareholders.

For its services as transfer agent, FSI receives per account fees and transaction charges, plus out-of-pocket expenses against a minimum fee.

Distributor - First Dominion Capital Corp. ("FDCC" or the "Distributor"), located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, serves as the principal underwriter and national distributor for the shares of the Fund pursuant to a Distribution Agreement (the "Distribution Agreement"). John Pasco, III, Chairman of the Board of the Company, owns 100% of FDCC, and is its President, Treasurer and a director. FDCC is registered as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. The offering of the Fund's shares is continuous. The Distributor is entitled to the front-end sales charge on the sale of Class A Shares as described in the prospectus and this SAI. The Distributor is also entitled to the payment of deferred sales charges upon the redemption of Class A and Class C shares as described in the prospectus and this SAI. In addition, the Distributor may receive Distribution 12b-1 and Service Fees from the Fund, as described in the prospectus and this SAI.

Independent Accountants - The Company's independent registered public accounting firm, [__________] audits the Company's annual financial statements, assists in the preparation of certain reports to the SEC, and prepares the Company's tax returns. [__________]is located at [__________].


                             PORTFOLIO TRANSACTIONS

Subject to policies established by the Board and the oversight of the Adviser, the Sub-Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Sub-Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Sub-Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

The Sub-Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Sub-Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge, provided that the Sub-Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Sub-Adviser's overall responsibilities with respect to the Fund and to other accounts over which it exercises investment discretion. Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts.

The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Sub-Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Sub-Adviser in connection with its services to the Fund.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.


The directors of the Company have adopted policies and procedures governing the allocation of brokerage to affiliated brokers. The Adviser has been instructed not to place transactions with an affiliated broker- dealer, unless that broker-dealer can demonstrate to the Company that the Fund will receive: (1) a price and execution no less favorable than that available from unaffiliated persons; and (2) a price and execution equivalent to that which that broker-dealer would offer to unaffiliated persons in a similar transaction. The directors review all transactions which have been placed pursuant to those policies and procedures at its meetings.



When two or more clients managed by the Adviser are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated in a manner deemed equitable to each client. In some cases this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In other cases, however, the ability to participate in volume transactions will be beneficial to the Fund. The Board of Directors of the Company believes that these advantages, when combined with the other benefits available because of the Adviser's organization, outweigh the disadvantages that may exist from this treatment of transactions. The aggregate amount of brokerage commissions paid by the Predecessor Fund for the period December 22, 2005 (commencement of operations) through November 30, 2006 is shown below.



 For the Fiscal
   Year Ended
November 30, 2006
     $XX,XXX


Portfolio Turnover - The Fund may sell portfolio securities without regard to the length of time they have been held when, in the opinion of the Sub-Adviser, investment considerations warrant such action. The Fund's portfolio turnover rate is the percentage of its portfolio that is bought and sold to exchange for other securities and is expressed as a percentage of its total assets. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.

                           CAPITAL STOCK AND DIVIDENDS

The Company is authorized to issue 1,050,000,000 shares of common stock, with a par value of $0.01 per share. The Company has presently allocated 50,000,000 shares to the Fund, and has further reclassified those shares as follows:
Twenty-five Million (25,000,000) shares for Class A Shares of the Fund; and Twenty-five Million (25,000,000) shares for Class C Shares of the Fund.

The Articles of Incorporation of the Company authorizes the Board of Directors to classify or re-classify any unissued shares into one or more series or classes of shares. Each series or class shall have such preference, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, terms and conditions of redemption and other characteristics as the Board may determine.

Shares have no preemptive rights and only such conversion or exchange rights as the Board of Directors may grant in their discretion. When issued for payment as described in the prospectus, shares will be fully paid and non-assessable. Each class of shares in the Fund (i.e., Class A and Class C shares) bear pro-rata the same expenses and are entitled equally to the Fund's dividends and distributions except as follows. Each class will bear the expenses of any distribution and/or service plans applicable to such class. For example, as described below, holders of Class A Shares will bear the expenses of the Distribution 12b-1 Plan applicable to it. In addition, each class may incur differing transfer agency fees and may have different sales charges. Standardized performance quotations are computed separately for each class of shares. The differences in expenses paid by the respective classes will affect their performances.

Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held, and will vote in the aggregate, and not by series or class, except as otherwise expressly required by law or when the Board of Directors determines that the matter to be voted on affects the interest of shareholders of a particular series or class. Shares of the Fund do not have cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect all of the directors if they choose to do so. In such event, the holders of the remaining shares will not be able to elect any person to the Board of Directors. Shares will be maintained in open accounts on the books of FSI.

Upon the Company's liquidation, all shareholders of a series would share pro-rata in the net assets of such series available for distribution to shareholders of the series, but, as shareholders of such series, would not be entitled to share in the distribution of assets belonging to any other series.

A shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional shares of the Fund at its net asset value as of the date of payment unless the shareholder elects to receive such dividends or distributions in cash. The reinvestment date normally precedes the payment date by about seven days although the exact timing is subject to change. Shareholders will receive a confirmation of each new transaction in their account. The Company will confirm all account activity, transactions made as a result of the Automatic Investment Plan described below. Shareholders may rely on these statements in lieu of stock certificates.

Rule 18f-3 Plan - The Board of Directors of the Company has adopted a Rule 18f-3 Multiple Class Plan on behalf of the Company for the benefit of the Fund. The key features of the Rule 18f-3 Plan are as follows: (i) shares of each class of the Fund represent an equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations qualifications, terms and conditions, except that each class bears certain specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class; and (ii) subject to certain limitations described in the prospectus, shares of a particular class of the Fund may be exchanged for shares of the same class of another fund of the Company; At present, the Fund offers Class A Shares, which imposes a front-end sales charge up to a maximum of 5.75% or a deferred sales charge of 2.00% if shares are redeemed within twelve (12) months after purchase, and charging a distribution (i.e., 12b-1) fee; and Class C Shares, which have no front-end sales charge, a deferred sales charge of 2.00% if shares are redeemed within two (2) years after purchase, and higher distribution (i.e., 12b-1) fee than Class A Shares.

                                  DISTRIBUTION

The Distributor may from time to time offer incentive compensation to dealers (which sell shares of the Fund that are subject to sales charges) allowing such dealers to retain an additional portion of the sales load. A dealer who receives all of the sales load may be considered an underwriter of the Fund's shares.

In connection with promotion of the sales of the Fund, the Distributor may, from time to time, offer (to all broker dealers who have a sales agreement with the Distributor) the opportunity to participate in sales incentive programs (which may include non-cash concessions). The Distributor may also, from time to time, pay expenses and fees required in order to participate in dealer sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with pre-approved seminars, conferences and advertising, and may, from time to time, pay or allow additional promotional incentives to dealers as part of pre-approved sales contests.

Computation of Offering Price - A hypothetical illustration of the computation of the offering price per share of the Fund's Class A Shares, using the value of the Predecessor Fund's net assets and the number of outstanding shares of the Predecessor Fund's Class A Shares at the close of business on November 30, 2006 and the maximum front-end sales charge of 5.75%, is as follows:

Net assets                             $1,226,125
Outstanding shares                        112,201
Net asset value per share                   10.93
Sales load (5.75% of the offering price)     0.67
Offering price to the public $              11.60

Statement of Intention - The reduced sales charge and public offering price applicable to Class A Shares, as set forth in the prospectus, applies to purchases of $50,000 or more made within a 13-month period pursuant to the terms of a written Statement of Intention in the form provided by the Distributor and signed by the purchaser. The Statement of Intention is not a binding obligation to purchase the indicated amount. Class A Shares equal to 4.50% (declining to 1% after an aggregate of $1,000,000 has been purchased under the Statement of Intention) of the dollar amount specified in the Statement of Intention will be held in escrow and capital gain distributions on these escrowed shares will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Distributor the difference between the sales charge actually paid and the sales charge which would have been paid if the total purchases had been made at a single time. If the difference is not paid within 20 days after written request by the Distributor or the securities dealer, the appropriate number of escrowed Class A Shares will be redeemed to pay such difference.

In the case of purchase orders by the trustees of certain employee plans by payroll deduction, the sales charge for the investments made during the 13-month period will be based on the following: total investments made the first month of the 13-month period times 13; as the period progresses the sales charge will be based (1) on the actual investment made previously during the 13-month period, plus (2) the current month's investments times the number of months remaining in the 13-month period. There will be no retroactive adjustments in sales charge on investments previously made during the 13-month period.

Plan of Distribution - The Fund has a Plan of Distribution or "12b-1 Plan" for Class A and Class C shares under which it may finance certain activities primarily intended to sell such class of shares, provided the categories of expenses are approved in advance by the Board of Directors of the Company and the expenses paid under the Plan were incurred within the preceding 12 months and accrued while the 12b-1 Plan is in effect.

The 12b-1 Plan provides that the Fund will pay a fee to FDCC at an annual rate of 0.35% of the average daily net assets attributable to the Fund's outstanding Class A Shares; and 1.00% of the average daily net assets attributable to the Fund's outstanding Class C Shares. The fee is paid to FDCC as reimbursement for expenses incurred for distribution-related activities.

Under the Class C Shares 12b-1 Plan, payments by the Company (i) for distribution expenses may not exceed the annualized rate of 0.75% of the average daily net assets attributable to the Fund's outstanding Class C shares; and (ii) to an institution (a "Service Organization") for shareholder support services may not exceed the annual rates of 0.25% of the average daily net assets attributable to the Fund's outstanding Class C Shares, which are owned of record or beneficially by that institution's customers for whom the institution is the dealer of record or shareholder of record or with whom it has a servicing relationship.

Payments for distribution expenses under the 12b-1 Plan are subject to Rule 12b-1 under the 1940 Act. Rule 12b-1 defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sale of shares issued by the Company". Rule 12b-1 provides, among other things, that an investment company may bear such expenses only pursuant to a plan adopted in accordance with Rule 12b-1. In accordance with Rule 12b-1, the 12b-1 Plan provides that a report of the amounts expended under the 12b-1 Plan, and the purposes for which such expenditures were incurred, will be made to the Board of Directors for its review at least quarterly. The 12b-1 Plan provides that it may not be amended to increase materially the costs which shares of the Fund may bear for distribution pursuant to the 12b-1 Plan shares without shareholder approval, and that any other type of material amendment must be approved by a majority of the Board of Directors, and by a majority of the directors who are neither "interested persons" (as defined in the 1940 Act) of the Company nor have any direct or indirect financial interest in the operation of the 12b-1 Plan or in any related agreement (the "12b-1 Directors"), by vote cast in person at a meeting called for the purpose of considering such amendments.

Shareholder servicing fees are paid to Service Organizations for providing one or more of the following services to such customers: (i) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with the Distributor; (ii) processing dividend payments from the Fund; (iii) providing sub-accounting or the information necessary for sub-accounting; (iv) providing periodic mailings to customers; (v) providing customers with information as to their positions in the Fund; (vi) responding to customer inquiries; and (vii) providing a service to invest the assets of customers.

The Company understands that Service Organizations may charge fees to their customers who are the beneficial owners of Fund shares, in connection with their accounts with such Service Organizations. Any such fees would be in addition to any amounts which may be received by an institution under the applicable 12b-1 Plan. Under the terms of each servicing agreement entered into with the Company, Service Organizations are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Fund shares.

The Company's Board of Directors have concluded that there is a reasonable likelihood that the 12b-1 Plan will benefit the Fund. The 12b-1 Plan is subject to annual re-approval by a majority of the 12b-1 Directors and are terminable at any time with respect to the Fund by a vote of a majority of the 12b-1 Directors or by vote of the holders of a majority of the applicable classes' outstanding shares of the Fund. Any agreement entered into pursuant to the 12b-1 Plan with a Service Organization is terminable with respect to the Fund without penalty, at any time, by vote of a majority of the 12b-1 Directors, by vote of the holders of a majority of the applicable classes' outstanding shares of the Fund, by FDCC or by the Service Organization. An agreement will also terminate automatically in the event of its assignment.

As long as the 12b-1 Plan is in effect, the nomination of the directors who are not interested persons of the Company (as defined in the 1940 Act) must be committed to the discretion of the 12b-1 Directors.

                ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

The Adviser or the Distributor and their affiliates may, out of their own resources and without additional cost to the Fund or its shareholders, pay a 1% solicitation fee to securities dealers or other financial intermediaries (collectively, a "Financial Intermediary") on each customer purchase solicited by the Financial Intermediary in excess of $1 million. These payments may be in addition to payments made by the Fund to the Financial Intermediary under the Fund's Rule 12b-1 Plan. For more information regarding the Fund's Rule 12b-1 Plan, please see "Distribution - Plan of Distribution."

               ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES

Purchasing Shares - You may purchase shares of the Fund directly from the Distributor. You may also buy shares through accounts with brokers and other institutions ("authorized institutions") that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures. Your institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your authorized institution. The offering price per share is equal to the NAV next determined after the Fund or authorized institution receives your purchase order, plus any applicable sales charge.

Your authorized institution is responsible for transmitting all subscription and redemption requests, investment information, documentation and money to the Fund on time. Certain authorized institutions have agreements with the Fund that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the authorized institution must send your payment to the Fund by the time they price their shares on the following day. If your authorized institution fails to do so, it may be responsible for any resulting fees or losses.

The Fund reserves the right to reject any purchase order and to suspend the offering of shares of the Fund. Under certain circumstances the Company or the Adviser may waive the minimum initial investment for purchases by officers, Directors, and employees of the Company and its affiliated entities and for certain related Advisery accounts and retirement accounts (such as IRAs). The Fund may also change or waive policies concerning minimum investment amounts at any time.

Exchanging Shares - Shareholders may exchange their shares for the same class of shares of any other fund of the Company, provided the shares of such fund the shareholder is exchanging into are registered for sale in the shareholder's state of residence. Each account must meet the minimum investment requirements. A written request must have been completed and be on file with the Transfer Agent. To make an exchange, an exchange order must comply with the requirements for a redemption or repurchase order and must specify the value or the number of shares to be exchanged. An exchange will take effect as of the next determination of the Fund's NAV per share (usually at the close of business on the same day). The Transfer Agent will charge the shareholder's account a $10 service fee each time there is a telephone exchange. The Company reserves the right to limit the number of exchanges or to otherwise prohibit or restrict shareholders from making exchanges at any time, without notice, should the Company determine that it would be in the best interest of its shareholders to do so. For tax purposes an exchange constitutes the sale of the shares of the Fund from which you are exchanging and the purchase of shares of the Fund into which you are exchanging. Consequently, the sale may involve either a capital gain or loss to the shareholder for federal income tax purposes. The exchange privilege is available only in states where it is legally permissible to do so.

If you request the exchange of the total value of your account from one fund to another, we will reinvest any declared by unpaid income dividends and capital gain distributions in the new fund at its net asset value. Backup withholding and information reporting may apply. Information regarding the possible tax consequences of an exchange appears in the tax section in this SAI.

If a substantial number of shareholders sell their shares of the Fund under the exchange privilege, within a short period, the Fund may have to sell portfolio securities that it would otherwise have held, thus incurring additional transactional costs. Increased use of the exchange privilege may also result in periodic large inflows of money. If this occurs, it is the Fund's general policy to initially invest in short-term, interest-bearing money market instruments. However, if the Adviser believes that attractive investment opportunities (consistent with the Fund's investment objective and policies) exist immediately, then it will invest such money in portfolio securities in an orderly a manner as is possible.

The proceeds from the sale of shares of the Fund may not be available until the third business day following the sale. The Fund you are seeking to exchange into may also delay issuing shares until that third business day. The sale of Fund shares to complete an exchange will be effected at net asset value of the fund next computed after your request for exchange is received in proper form (meaning that written instructions signed by all registered owners, with a signature guarantee if necessary, is received).

Waiver of Redemption Fees and Deferred Sales Charges - Deferred sales charges and redemption fees are waived for 401k and qualified investment plan platforms.

Eligible Benefit Plans - An eligible benefit plan is an arrangement available to the employees of an employer (or two or more affiliated employers) having not less than 10 employees at the plan's inception, or such an employer on behalf of employees of a trust or plan for such employees, their spouses and their children under the age of 21 or a trust or plan for such employees, which provides for purchases through periodic payroll deductions or otherwise. There must be at least 5 initial participants with accounts investing or invested in shares of the Fund and/or certain other funds.

The initial purchase by the eligible benefit plan and prior purchases by or for the benefit of the initial participants of the plan must aggregate not less than $2,500 and subsequent purchases must be at least $50 per account and must aggregate at least $250. Purchases by the eligible benefit plan must be made pursuant to a single order paid for by a single check or federal funds wire and may not be made more often than monthly. A separate account will be established for each employee, spouse or child for which purchases are made. The requirements for initiating or continuing purchases pursuant to an eligible benefit plan may be modified and the offering to such plans may be terminated at any time without prior notice.

Selling Shares - You may sell your shares by giving instructions to the Transfer Agent by mail or by telephone. The Fund will use reasonable procedures to confirm that instructions communicated by telephone are genuine and, if the procedures are followed, will not be liable for any losses due to unauthorized or fraudulent telephone transactions.

The Board of Directors may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays, (b) the SEC has by order permitted such suspension, or
(c) an emergency, as defined by rules of the SEC, exists during which time the sale of Fund shares or valuation of securities held by the Fund are not reasonably practicable.

                          SPECIAL SHAREHOLDER SERVICES

As described briefly in the prospectus, the Fund offers the following shareholder services:

Regular Account - The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. Simply use the Account Application provided with the prospectus to open your account.

Telephone Transactions - You may redeem shares or transfer into another fund by telephone if you request this service on your initial account application. If you do not elect this service at that time, you may do so at a later date by sending a written request and signature guarantee to the Transfer Agent.

The Company employs reasonable procedures designed to confirm the authenticity of your telephone instructions and, if it does not, it may be liable for any losses caused by unauthorized or fraudulent transactions. As a result of this policy, a shareholder that authorizes telephone redemption bears the risk of losses, which may result from unauthorized or fraudulent transactions which the Company believes to be genuine. When you request a telephone redemption or transfer, you will be asked to respond to certain questions. The Company has designed these questions to confirm your identity as a shareholder of record. Your cooperation with these procedures will protect your account and the Fund from unauthorized transactions.

Automatic Investment Plan - Any shareholder may utilize this feature, which provides for automatic monthly investments into your account. Upon your request, the Transfer Agent will withdraw a fixed amount each month from a checking or savings account for investment into the Fund. This does not require a commitment for a fixed period of time. A shareholder may change the monthly investment, skip a month or discontinue the Automatic Investment Plan as desired by notifying the Transfer Agent at (800) 628-4077.

Retirement Plans - Shares of the Fund are available for purchase in connection with the following tax-deferred prototype retirement plans:

1. Individual Retirement Arrangements (IRAs). IRAs are available for use by individuals with compensation for services rendered who wish to use shares of the Fund as a funding medium for individual retirement savings. IRAs include traditional IRAs, Roth IRAs and Rollover IRAs.

2. Simplified Employee Pension Plans (SEPs). SEPs are a form of retirement plan for sole proprietors, partnerships and corporations.

For information about eligibility requirements and other matters concerning these plans and to obtain the necessary forms to participate in these plans, please call the Company at (800) 527-9525. Each plan's custodian charges nominal fees in connection with plan establishment and maintenance. These fees are detailed in the plan documents. You may wish to consult with your attorney or other tax adviser for specific advice concerning your tax status and plans.


                                   TAX STATUS

The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its investors. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Fund or its investors, and the discussion here and in the Prospectuses is not intended to be a substitute for careful tax planning.

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code (the "Code") and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Distributions of Net Investment Income - The Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income, or at the lower capital gains rates that apply to distributions that qualify as qualified dividend income, whether you take them in cash or in additional shares. Absent further legislation, the lower tax rates applicable to qualified dividend income will not apply to distributions on taxable years beginning after December 31, 2008.

A portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent the Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (i.e., foreign corporations incorporated in a possession in the United States and in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States) subject to certain holding period requirements by the Fund and shareholders. Absent further legislation, the maximum rates applicable to qualified dividend income will cease to apply to taxable years beginning after December 31, 2010.



Distributions of Capital Gains - The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gains realized by the Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on the Fund.

Effect of foreign investments on distributions - Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Fund. Similarly, foreign exchange losses realized by the Fund on the sale of debt securities are generally treated as ordinary losses by the Fund. These gains when distributed will be taxable to you as ordinary dividends, and any losses will reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or reduce the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.

The Fund may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% of the Fund's total assets at the end of the fiscal year are invested in securities of foreign corporations, the Fund may elect to pass-through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the year-end statement you receive from the Fund will show more taxable income than was actually distributed to you. However, you will be entitled to either deduct your share of such taxes in computing your taxable income or (subject to limitations) claim a foreign tax credit for such taxes against your U.S. federal income tax. The Fund will provide you with the information necessary to complete your individual income tax return if it makes this election.

Investment in Complex Securities - The Fund may invest in complex securities, such as the shares of passive foreign investment companies and others. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.

Information on the Tax Character of Distributions - The Fund will inform you of the amount of your ordinary income dividends, qualifying dividend income and capital gains distributions at the time they are paid, and will advise you of the tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Election to be Taxed as a Regulated Investment Company - The Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code, has qualified as such for its most recent fiscal year, and intends to so qualify during the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Board of Directors reserves the right not to maintain the qualifications of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.

Excise Tax Distribution Requirements - To avoid federal excise taxes, the Internal Revenue Code requires a fund to distribute to shareholders by December 31 of each year, at a minimum the following amounts: 98% of its taxable ordinary income earned during the twelve month period ending October 31 of such calendar year, and 100% of any undistributed amounts from the prior year. The Fund intends to declare and pay these amounts in December (or in January which must be treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund Shares - Redemption and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem or exchange your Fund shares for shares of a different fund within the Company, the IRS will require that you report a gain or loss on your redemption or exchange. The gain or loss that you realize will be either a long-term or short-term capital gain or loss depending on how long you held your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in such Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you purchase.

U.S. Government Obligations - Many states grant tax-free status to dividends paid to shareholders from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends Received Deduction for Corporations - Because the Fund's income includes corporate dividends, if the shareholder is a corporation, a portion of its distributions may qualify for the intercorporate dividends-received deduction. You will be permitted in some circumstances to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by the Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculations.

For corporate investors in the Fund, dividend distributions designated to be from dividends received from qualifying domestic (U.S.) corporations may be eligible for a corporate dividends received deduction. Such dividends, including the deducted part, however, must be included in alternative minimum taxable income calculations.


                             INVESTMENT PERFORMANCE

For purposes of quoting and comparing the performance of the Fund to that of other mutual funds and to relevant indices, in advertisements or in reports to shareholders, The Fund states performance in terms of total return or yield. Both "total return" and "yield" figures are based on the historical performance of the Fund, show the performance of a hypothetical investment and are not intended to indicate future performance.

Yield Information - From time to time, the Fund may advertise a yield figure. A portfolio's yield is a way of showing the rate of income the portfolio earns on its investments as a percentage of the portfolio's share price. Under the rules of the SEC, yield must be calculated according to the following formula:

                      6
      YIELD = 2[(a-b+1) -1]
                 ---
                 cd

Where:

a     =    dividends and interest earned during the period.
b     =    expenses accrued for the period (net of reimbursements).
c     =    the  average  daily  number of shares  outstanding  during  the
           period that were entitled to receive      dividends.
d     =    the maximum offering price per share on the last day of the period.

The Fund's yield, as used in advertising, is computed by dividing the Fund's interest and dividend income for a given 30-day period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the Fund's NAV at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond mutual funds. Dividends from equity investments are treated as if they were accrued on a daily basis, solely for the purposes of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation. Income calculated for the purpose of calculating the Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a fund may differ from the rate of distributions the Fund paid over the same period or the rate of income reported in the fund's financial statements.

Total Return Performance - Under the rules of the SEC, fund advertising performance must include total return quotes, "T" below, calculated according to the following formula:

            n
      P(1+ T) = ERV

      Where:

P        =     a hypothetical initial payment $1,000
T        =     average annual total return
n        =     number of years (l, 5 or 10)
ERV      =     ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods (or fractional portion thereof).

The average annual total return (before taxes) will be calculated under the foregoing formula and the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover prescribed periods. When the period since inception is less than one year, the total return quoted will be the aggregate return for the period. In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at NAV as described in the prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the prescribed periods (or fractional portions thereof) that would equate the initial amount invested to the ending redeemable value.

The "average annual total returns (after taxes on distributions)" and "average annual total returns (after taxes on distributions and redemptions)" for the Fund's Class A Shares are included in the prospectus. After-tax returns for Class C Shares will be different.

The "average annual total returns (after taxes on distributions)" and "average annual total returns (after taxes on distributions and redemptions)" of the Fund are included in the prospectus.

"Average annual total return (after taxes on distributions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions but not redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment but further assumes that the redemption has no federal income tax consequences. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the impact of federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gains distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is also taken into account in accordance with federal tax laws. The calculation disregards (i) the affect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

"Average annual total return (after taxes on distributions and redemptions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions and redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rte for long-term capital gains distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. The calculation disregards the (i) effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes). In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. The highest federal individual capital gains tax rate in effect on the redemption date is used in such calculation. The federal income tax rates used correspond to the tax character of any gains or losses (e.g., short-term or long-term).

The Fund may also from time to time include in such advertising an aggregate total return figure or an average annual total return figure that is not calculated according to the formula set forth above in order to compare more accurately the Fund's performance with other measures of investment return. The Fund may quote an aggregate total return figure in comparing the Fund's total return with data published by Lipper Analytical Services, Inc. or with the performance of various indices including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, Russell Indices, the Value Line Composite Index, the Lehman Brothers Bond, Government Corporate, Corporate and Aggregate Indices, Merrill Lynch Government & Agency Index, Merrill Lynch Intermediate Agency Index, Morgan Stanley Capital International Europe, Australia, Far East Index or the Morgan Stanley Capital International World Index. For such purposes, the Fund calculates its aggregate total return for the specific periods of time by assuming the investment of $10,000 in shares of the Fund and assuming the reinvestment of each dividend or other distribution at NAV on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. To calculate its average annual total return, the aggregate return is then annualized according to the SEC's formula for total return quotes outlined above.

The Fund may also advertise the performance rankings assigned by various publications and statistical services, including but not limited to, SEI, Lipper Mutual Fund Performance Analysis, Intersec Research Survey of Non-U.S. Equity Fund Returns, Frank Russell International Universe, and any other data which may be reported from time to time by Dow Jones & Company, Morningstar, Inc., Chase Investment Performance, Wilson Associates, Stanger, CDA Investment Technologies, Inc., the Consumer Price Index ("CPI"), The Bank Rate Monitor National Index, or IBC/Donaghue's Average U.S. Government and Agency, or as appears in various publications, including but not limited to, The Wall Street Journal, Forbes, Barron's Fortune, Money Magazine, The New York Times, Financial World, Financial Services Week, USA today and other national or regional publications.


                              FINANCIAL INFORMATION

You can receive free copies of reports, request other information and discuss your questions about the Fund by contacting the Fund directly at:

                              THE WORLD FUNDS, INC.
                       8730 Stony Point Parkway, Suite 205
                            Richmond, Virginia 23235
                            Telephone: (800) 527-9525
                      e-mail: mail@shareholderservices.com

The Annual Report for the fiscal year ended November 30, 2006 has been filed with the SEC. The financial statements contained in the Annual Report are incorporated by reference into this SAI. The financial statements and financial highlights for the Predecessor Fund included in the Annual Report have been audited by the Predecessor Fund's independent registered public accounting firm, Cohen Fund Audit Services, Ltd. whose report thereon also appears in such Annual Report and is also incorporated herein by reference. No other parts of the Annual Report are incorporated herein by reference. The financial statements in such Annual Report have been incorporated herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

                                                                      APPENDIX A


                        Proxy and Corporate Action Voting
                             Policies and Procedures

I. POLICY.

Breen Financial Corporation (the "Sub-Adviser") acts as a discretionary investment adviser for various clients, including clients governed by the Employee Retirement Income Security Act of 1974 ("ERISA") and registered open-end management investment companies (i.e., "mutual funds"). The Sub-Adviser is registered with the U.S. Securities and Exchange Commission (the "SEC") as an investment adviser pursuant to the Investment Advisers Act of 1940, as amended (the "Advisers Act"). Some of the o's clients have delegated to the Sub-Adviser the authority to vote proxies or act with respect to corporate actions that may arise with respect to securities held within such client's investment portfolio. Corporate actions may include, for example and without limitation, tender offers or exchanges, bankruptcy proceedings, and class actions. The Sub-Adviser's authority to vote proxies or act with respect to other corporate actions is established through the delegation of discretionary authority under its investment Sub-Advisory agreements. Therefore, unless a client (including a "named fiduciary" under ERISA) specifically reserves the right, in writing, to vote its own proxies or to take shareholder action with respect to other corporate actions requiring shareholder actions, the Sub-Adviser will vote all proxies and act on all other actions in a timely manner as part of its full discretionary authority over client assets in accordance with these policies and procedures.

When voting proxies or acting with respect to corporate actions on behalf of clients, the Sub-Adviser's utmost concern is that all decisions be made solely in the best interests of the client (and for ERISA accounts, plan beneficiaries and participants, in accordance with the letter and spirit of ERISA). The Sub-Adviser will act in a prudent and diligent manner intended to enhance the economic value of the assets in the client's account.

II. PURPOSE.

The purpose of these policies and procedures is to memorialize the procedures and policies adopted by the Sub-Adviser to enable it to comply with its fiduciary responsibilities to clients and the requirements of Rule 206(4)-6 under the Advisers Act. These policies and procedures also reflect the fiduciary standards and responsibilities set forth by the Department of Labor for ERISA accounts.

III. PROCEDURES.

The Sub-Adviser is ultimately responsible for ensuring that all proxies received are voted in a timely manner and in a manner consistent with the Sub-Adviser's determination of the client's best interests. Although many proxy proposals may be voted in accordance with the Guidelines described in Section V below, some proposals require special consideration which may dictate that the Sub-Adviser makes an exception to the Guidelines.

The Sub-Adviser is also responsible for ensuring that all corporate action notices or requests which require shareholder action that are received are addressed in a timely manner and consistent action is taken across all similarly situated client accounts.

A. Conflicts of Interest.

Where a proxy proposal raises a material conflict between the Sub-Adviser's interests and a client's interest, including a mutual fund client, the Sub-Adviser will resolve such a conflict in the manner described below:

1. Vote in Accordance with the Guidelines. To the extent that the Sub-Adviser has little or no discretion to deviate from the Guidelines with respect to the proposal in question, the Sub-Adviser shall vote in accordance with such pre-determined voting policy.

2. Obtain Consent of Clients. To the extent that the Sub-Adviser has discretion to deviate from the Guidelines with respect to the proposal in question, the Sub-Adviser will disclose the conflict to the relevant clients and obtain their consent to the proposed vote prior to voting the securities. The disclosure to the client will include sufficient detail regarding the matter to be voted on and the nature of the conflict so that the client will be able to make an informed decision regarding the vote. If a client does not respond to such a conflict disclosure request or denies the request, the Sub-Adviser will abstain from voting the securities held by that client's account.

3. Client Directive to Use an Independent Third Party. Alternatively, a client may, in writing, specifically direct the Sub-Adviser to forward all proxy matters in which the Sub-Adviser has a conflict of interest regarding the client's securities to an identified independent third party for review and recommendation. Where such independent third party's recommendations are received on a timely basis, the Sub-Adviser will vote all such proxies in accordance with such third party's recommendation. If the third party's recommendations are not timely received, the Sub-Adviser will abstain from voting the securities held by that client's account.

The Sub-Adviser will review the proxy proposal for conflicts of interest as part of the overall vote review process. All material conflicts of interest so identified will be addressed as described above in this Section III, A.

B. Limitations.

In certain circumstances, in accordance with a client's investment Sub-Advisory agreement (or other written directive) or where the Sub-Adviser has determined that it is in the client's best interest, the Sub-Adviser will not vote proxies received. The following are certain circumstances where the Sub-Adviser will limit its role in voting proxies:

1. Client Maintains Proxy Voting Authority. Where a client specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, the Sub-Adviser will not vote the securities and will direct the relevant custodian to send the proxy material directly to the client. If any proxy material is received by the Sub-Adviser for such account, it will promptly be forwarded to the client or specified third party.

2. Terminated Account. Once a client account has been terminated in accordance with its investment Sub-Advisory agreement, the Sub-Adviser will not vote any proxies received after the termination date. However, the client may specify in writing that proxies should be directed to the client (or a specified third party) for action.

3. Limited Value. If the Sub-Adviser determines that the value of a client's economic interest or the value of the portfolio holding is indeterminable or insignificant, the Sub-Adviser may abstain from voting a client's proxies. The Sub-Adviser also will not vote proxies received for securities which are no longer held by the client's account. In addition, the Sub-Adviser generally will not vote securities where the economic value of the securities in the client account is less than $500.

4. Securities Lending Programs. When securities are out on loan, they are transferred into the borrower's name and are voted by the borrower, in its discretion. However, where the Sub-Adviser determines that a proxy vote (or other shareholder action) is materially important to the client's account, the Sub-Adviser may recall the security for the purposes of voting.

5. Unjustifiable Costs. In certain circumstances, after doing a cost-benefit analysis, the Sub-Adviser may abstain from voting where the cost of voting a client's proxy would exceed any anticipated benefits from the proxy proposal.

IV.   RECORD KEEPING.

In accordance with Rule 204-2 under the Advisers Act, the Sub-Adviser will maintain for the time periods set forth in the Rule: (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding client securities (provided however, that the Sub-Adviser may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of clients; (iv) records of all written client requests for proxy voting information; (v) a copy of any written response made by the Sub-Adviser to any written or oral client request for proxy voting information;
(vi) any documents prepared by the Sub-Adviser that were material to making a decision on how to vote or that memorialized the basis for the decision; and
(vii) all records relating to requests made to clients regarding conflicts of interest in voting the proxy.

The Sub-Adviser will describe in its Form ADV, Part II (or other brochure fulfilling the requirement of Rule 204-3 under the Advisers Act) its proxy voting policies and procedures and will inform clients how they may obtain information on how the Sub-Adviser voted proxies with respect to the clients' portfolio securities. The Sub-Adviser will also provide to each mutual fund client a copy of its policies and procedures. Clients may obtain information on how their securities were voted or a copy of the policies and procedures by written request addressed to the Sub-Adviser.

The Sub-Adviser will coordinate with all mutual fund clients to assist in the provision of all information required to be filed by such mutual funds on Form N-PX. Form N-PX will provide information concerning each matter relating to a portfolio security considered at any shareholder meeting with respect to which a mutual fund was entitled to vote. Each Form N-PX will need to be filed no later than August 31st of each year, and will cover all proxy votes with respect to which a mutual fund was entitled to vote for the period July 1st through June 30th. The Sub-Adviser shall maintain and provide the following information concerning any shareholder meetings with respect to which a mutual fund they manage was entitled to vote:

o     the name of the issuer of the portfolio security;
o     the exchange ticker symbol of the portfolio security(1);
o     the CUSIP number of the portfolio security(1);
o     the shareholder meeting date;
o     a brief description of the matter voted on;
o whether the matter was put forward by the issuer or a shareholder; o whether the mutual fund voted; o how the mutual fund cast its vote; and o whether the mutual fund cast its vote for or against management.

V. GUIDELINES.

Each proxy issue will be considered individually. The following guidelines are a partial list to be used in voting proposals contained in the proxy statements, but will not be used as rigid rules.

A. Oppose.

The Sub-Adviser will generally vote against any management proposal that clearly has the effect of restricting the ability of shareholders to realize the full potential value of their investment. Proposals in this category would include:

1. Issues regarding the issuer's board entrenchment and anti-takeover measures such as the following: a. Proposals to stagger board members' terms; b. Proposals to limit the ability of shareholders to call special meetings; c. Proposals to require super majority votes; d. Proposals requesting excessive increases in authorized common or preferred shares where management provides no explanation for the use or need of these additional shares; e. Proposals regarding "fair price" provisions; f. Proposals regarding "poison pill" provisions; and g. Permitting "green mail".

2.    Providing cumulative voting rights.

B.    Approve.

Routine proposals are those which do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. Given the routine nature of these proposals, proxies will nearly always be voted with management. Traditionally, these issues include:

1. Election of independent accountants recommended by management, unless seeking to replace if there exists a dispute over policies.

2.    Date and place of annual meeting.

3.    Limitation on charitable contributions or fees paid to lawyers.

4. Ratification of directors' actions on routine matters since previous annual meeting.

5. Confidential voting. Confidential voting is most often proposed by shareholders as a means of eliminating undue management pressure on shareholders regarding their vote on proxy issues. The Sub-Adviser will generally vote to approve these proposals as shareholders can later divulge their votes to management on a selective basis if a legitimate reason arises.

6.    Limiting directors' liability.

7. Eliminate preemptive rights. Preemptive rights give current shareholders the opportunity to maintain their current percentage ownership through any subsequent equity offerings. These provisions are no longer common in the U.S., and can restrict management's ability to raise new capital.

8. The Sub-Adviser will generally vote to approve the elimination of preemptive rights, but will oppose the elimination of listed preemptive rights, e.g., on proposed issues representing more than an acceptable level of total dilution.

9.    Employee Stock Purchase Plans.

10.   Establish 40 1(k) Plans.

C.    Case-By-Case.

The Sub-Adviser will review each issue in this category on a case-by-case basis. Voting decisions will he made based on the financial interest of the client involved. These matters include proposals to:

1.    Pay directors solely in stock;

2.    Eliminate director's mandatory retirement policy;

3.    Rotate annual meeting location or date;

4.    Changes in the state of incorporation;

5.    Social and corporate responsibility issues;

6.    Option and stock grants to management and directors; and

7. Allowing indemnification of directors and/or officers after reviewing the applicable laws and extent of protection requested.


D.    Investment Company Issues.

From time to time the Sub-Adviser will have to vote shares of investment company securities that may be held in a client's account. These matters generally include proposals to:

1.    Elect directors or trustees;

2.    Ratify or approve independent accountants;

3.    Approve a new investment Adviser or Sub-Adviser;

4.    Approve a change to an investment Sub-Advisory fee;

5.    Approve a Distribution (i.e., Rule 12b-1) Plan;

6. Approve a change in a fundamental investment objective, policy or limitation;

7.    Approve a change in the state of incorporation; and

8.    Approve a plan of reorganization or merger.

The Sub-Adviser will generally vote with management's recommendation on the election of directors and trustees, the approval of independent accountants, the approval of a change in a fundamental investment objective, policy or limitation, and the approval of a change in the state of incorporation. On the approval of a new investment Adviser or Sub-Adviser, approval of a change in investment advisory fee, approval of a distribution (i.e., Rule 12b-1) plan, or the approval of a plan of reorganization or merger, the Sub-Adviser will review each issue on a case-by-case basis. Voting decisions will be made based on the financial interest of the client involved.
[GRAPHIC OMITTED]






(1) The exchange ticker symbol and CUSIP number may be difficult to obtain for certain portfolio securities, such as foreign issuers. Accordingly, such information may be omitted if it's not available through reasonably practicable means.

PART C - OTHER INFORMATION

Item 23.   Exhibits

(a) Articles of Incorporation.

(a)(1) Articles of Incorporation of The World Funds, Inc. (the
           "Registrant") dated May 8, 1997, as filed with the State of
           Maryland   Department  of  Assessments   and  Taxation   ("State of
           Maryland") on May 9, 1997 are incorporated herein by reference to Exhibit No. 23(a)(1) of Post-Effective Amendment No. 19 to the
             Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the U.S. Securities and Exchange Commission (the "SEC") on December 26, 2001.

(a)(2) Articles Supplementary dated July 29, 1997, as filed with the State of Maryland on July 30, 1997, creating the CSI Equity Fund and the CSI Fixed Income Fund, are incorporated herein by reference to Exhibit No. 23(a)(2) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File Nos.333-29289 and 811-08255) as filed with the SEC on December 26, 2001.

(a)(3) Articles Supplementary dated June 19, 1998, as filed with the State of Maryland on June 23, 1998, creating the Third Millennium Russia Fund and The New Market Fund are incorporated herein by reference to Exhibit No. 23(a)(3) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 26, 2001.

(a)(4) Articles Supplementary dated June 22, 1998, as filed with the State of Maryland on June 24, 1998, increasing the authorized shares of the Registrant from 250,000,000 to 500,000,000, are incorporated herein by reference to Exhibit No. 23(a)(4) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC Commission on December 26, 2001.

(a)(5) Articles Supplementary dated December 9, 1999, as filed with the State of Maryland on March 2, 2000, creating the GenomicsFund.com, are incorporated herein by reference to Exhibit No. 23(a)(5) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 26, 2001.

(a)(6) Articles Supplementary dated April 3, 2000, as filed with the State of Maryland on April 27, 2000, creating the Global e Fund, are incorporated herein by reference to Exhibit No. 23(a)(6) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 26, 2001.

(a)(7) Articles Supplementary dated April 14, 2000, as filed with the State of Maryland on June 2, 2000, creating the Monument EuroNet Fund, are incorporated herein by reference to Exhibit No. 23(a)(2)(f) of Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-lA (File Nos. 333-29289 and 811-08255), as filed with the SEC on May 12, 2000.

(a)(8) Articles Supplementary dated May 24, 2000, as filed with the State of
           Maryland on June 6, 2000, increasing the authorized shares of the Registrant from 500,000,000 to 750,000,000, are incorporated herein by reference to Exhibit No. 23(a)(2)(g) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-lA (File Nos. 333-29289 and 811-08255), as filed with the SEC on August 18, 2000.

(a)(9) Articles Supplementary dated October 4, 2000, as filed with the State of Maryland on October 5, 2000, reclassifying shares of the Global e Fund into Class A and Class B Shares, are incorporated herein by reference to Exhibit No. 23(a)(2)(h) of Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-lA (File Nos. 333-29289 and 811-08255), as filed with the SEC on October 25, 2000.

(a)(10) Articles Supplementary dated December 29, 2000, as filed with the State of Maryland on January 8, 2001, creating Newby's Ultra Fund, are incorporated herein by reference to Exhibit No. 23(a)(10) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 26, 2001.

(a)(11) Articles of Amendment dated January 10, 2001, as filed with the State of Maryland on January 30, 2001, changing the name of Newby's Ultra Fund to the Newby Fund, are incorporated herein by reference to Exhibit No. 23(a)(3)(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255), as filed with the SEC on March 13, 2001.

(a)(12) Articles of Amendment dated March 9, 2001, as filed with the State of Maryland on March 12, 2000, renaming the existing classes of shares of the Sand Hill Portfolio Manager Fund, CSI Equity Fund and the GenomicsFund.com as Class Y Shares, are incorporated herein by reference to Exhibit No. 23(a)(3)(b) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A
           (File Nos. 333-29289 and 811-08255), as filed with the SEC on March 13, 2001.

(a)(13) Articles Supplementary dated March 9, 2001, as filed with the State of Maryland on March 12, 2000, reclassifying certain of the authorized but unissued shares of the existing class of shares of each of the Sand Hill Portfolio Manager Fund, CSI Equity Fund and the GenomicsFund.com as Class A, Class B and Class C Shares, are incorporated herein by reference to Exhibit No. 23(a)(2)(j) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255), as filed with the SEC on March 13, 2001.

(a)(14) Articles of Amendment dated June 8, 2001, as filed with the State of
           Maryland on June 11, 2001, changing the name of the CSI Equity Fund Class B Shares to CSI Equity Fund Institutional Shares, are incorporated herein by reference to Exhibit No. 23(a)(14) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-lA (File Nos. 333-29289 and 811-08255), as filed with the SEC on February 7, 2002.

(a)(15) Articles Supplementary dated January 18, 2002, as filed with the State of Maryland on January 22, 2002, dissolving the Monument EuroNet Fund, are incorporated herein by reference to Exhibit No. 23(a) (15) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-lA (File Nos. 333-29289 and 811-08255), as filed with the SEC on February 7, 2002.

(a)(16)    Articles of Amendment dated July 11, 2002, as filed with the State
           of  Maryland   on  July  16,   2002,   changing   the  name  of the
           GenomicsFund.com Class Y, A, B and C Shares to the GenomicsFund Class Y, A, B and C Shares, respectively, are incorporated herein by reference to Exhibit No. 23(a)(16) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-lA
           (File Nos. 333-29289 and 811-08255), as filed with the SEC on October 8, 2002.

(a)(17) Articles of Amendment dated September 3, 2002, as filed with the
           State of Maryland on September 5, 2002, changing the name of the Newby Fund to the Chase Mid-Cap Growth Fund; renaming Investment Class Shares of the Chase Mid-Cap Growth Fund to Class A Shares; and renaming Service Class Shares of the Chase Mid-Cap Growth Fund to Class C Shares, are incorporated herein by reference to Exhibit
           No.  23(a)(17)  of  of  Post-Effective   Amendment  No.  24  to the
             Registrant's Registration Statement on Form N-lA (File Nos. 333-29289 and 811-08255), as filed with the SEC on October 8, 2002.

(a)(18) Articles Supplementary dated December 9, 2002, as filed with the State of Maryland on December 16, 2002, creating the Lara Treasury Management Fund, are incorporated herein by reference to Exhibit No. 23(a)(18) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-lA (File Nos.333-29289/811-8255) as filed with the SEC on December 19, 2002.

(a)(19) Articles of Amendment dated November 4, 2002, as filed with the State of Maryland on November 6, 2002, renaming the existing shares of the New Market Fund and the Third Millennium Russia Fund as Class A Shares, are incorporated herein by reference to Exhibit No.23(a)(19) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-lA (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 19, 2002.

(a)(20) Articles Supplementary dated November 4, 2002, as filed with the State of Maryland on November 6, 2002, reclassifying shares of the New Market Fund and the Third Millennium Russia Fund into Class A, Class B and Class C shares, are incorporated herein by reference to Exhibit No. 23(a) (20) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-lA (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 19, 2002.

(a)(21) Articles of Amendment dated March 21, 2003, as filed with the State of Maryland on March 22, 2003, renaming the Lara Treasury Management Fund A, B, C and Institutional Shares to the Lara U.S. Treasury Fund Class A, B, C and Institutional Shares, respectively, are incorporated herein by reference to Exhibit No. 23(a) (21)of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-lA (File Nos. 333-29289 and 811-08255) as filed with the SEC on October 16, 2003.

(a)(22) Articles Supplementary dated August 18, 2003, as filed with the State of Maryland on August 19, 2003, creating the Vontobel Eastern European Equity Fund, are incorporated herein by reference to Exhibit No. 23(a)(22) of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-lA (File Nos. 333-29289 and 811-08255) as filed with the SEC on October 16, 2003.

(a)(23) Articles of Amendment dated September 29, 2003, as filed with the
           State of Maryland on September 30, 2003, renaming B Shares of the New Market Fund as Institutional Shares; and renaming B Shares of the Third Millennium Russia Fund as Institutional Shares, are incorporated herein by reference to Exhibit No. 23(a)(23) of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-lA (File Nos. 333-29289 and 811-08255) as filed with the SEC on October 16, 2003.

(a)(24) Articles Supplementary dated October 8, 2003, as filed with the State of Maryland on October 9, 2003, creating the Dividend Capital Realty Fund, are incorporated herein by reference to Exhibit No. 23(a)(24) of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-lA (File Nos. 333-29289 and 811-08255) as filed with the SEC on October 16, 2003.

(a)(25) Articles of Amendment dated October 16, 2003, as filed with the
           State of Maryland on October 23, 2003, renaming the Dividend Capital Realty Fund as the Dividend Capital Realty Income Fund and
           renaming  the  following   series  of  the  Registrant  as follows:
           Dividend  Capital  Realty  Fund  Class A, B, C and Y  Shares  to the
           Dividend Capital Realty Income Fund Class A, B, C and Y Shares, respectively, are incorporated herein by reference to Exhibit No. 23(a)(25) of Post-Effective Amendment No. 31 to the Registrant's
           Registration Statement on Form N-lA (File Nos. 333-29289 and 811-08255) as filed with the SEC on October 16, 2003.

(a)(26) Articles Supplementary dated October 31, 2003, as filed with the State of Maryland on November 4, 2003, creating the Satuit Capital Micro Cap Fund, are incorporated herein by reference to Exhibit No. 23(a)(26) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255)as filed with the SEC on November 8, 2004.

(a)(27) Articles Supplementary dated October 31, 2003, as filed with the State of Maryland on November 4, 2003, creating the Satuit Capital Small Cap Fund, are incorporated herein by reference to Exhibit No. 23(a)(27) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255)as filed with the SEC on November 8, 2004.

(a)(28) Articles of Amendment dated February 6, 2004, as filed with the State of Maryland on February 10, 2004, renaming Class Y Shares of the Dividend Capital Realty Income Fund as Class I Shares, are incorporated herein by reference to Exhibit No. 23(a)(28) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255)as filed with the SEC on November 8, 2004.

(a)(29) Articles of Amendment dated April 20, 2004, as filed with the State of Maryland on April 21, 2004, renaming the Vontobel Eastern European Equity Fund as the Eastern European Equity Fund, are incorporated herein by reference to Exhibit No. 23(a)(29) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on November 8, 2004.

(a)(30) Articles of Amendment dated August 5, 2004, as filed with the State of Maryland on August 10, 2004, renaming Class B Shares of the Eastern European Equity Fund to the Eastern European Equity Fund Institutional Shares, are incorporated herein by reference to Exhibit No. 23(a)(30) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255)as filed with the SEC on November 8, 2004.

(a)(31) Articles Supplementary dated August 13, 2004, as filed with the State of Maryland on August 17, 2004, increasing the authorized shares of the Registrant from 750,000,000 to 850,000,000, are incorporated herein by reference to Exhibit No. 23(a)(31) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255)as filed with the SEC on November 8, 2004.

(a)(32) Articles of Amendment dated November 11, 2004, as filed with the State of Maryland on November 12, 2004 renaming the Lara U.S. Treasury Fund series to the Epoch International Small Cap Fund series, are incorporated herein by reference to Exhibit No. 23(a)(32) of Post Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255)as filed with the SEC on November 15, 2004.

(a)(33) Articles Supplementary dated May 6, 2005, as filed with the State of
           Maryland on May 10, 2005, creating the Epoch U.S. All Cap Equity Fund, are incorporated herein by reference to Exhibit No. 23(a)(33) of Post Effective Amendment No. 44 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on May 16, 2005.

(a)(34) Articles Supplementary dated August 10, 2005, as filed with the State of Maryland on August 10, 2005, creating the REMS Real Estate Value Opportunity Fund, are incorporated herein by reference to Exhibit No. 23(a)(34) of Post Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on August 15, 2005.

(a)(35) Articles of Amendment dated September 26, 2005, as filed with the State of Maryland on September 30, 2005, renaming the Class C Shares of the Epoch U.S. All Cap Equity Fund as Class P Shares, are incorporated herein by reference to Exhibit No. 23(a)(35) of Post Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on August 15, 2005.

(a)(36) Articles of Amendment dated September 26, 2005, as filed with the State of Maryland on September 30, 2005, renaming the Class C Shares of the Epoch International Small Cap Fund Class C Shares as Class P Shares, are incorporated herein by reference to Exhibit No. 23(a)(36) of Post Effective Amendment No. 55 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on August 15, 2005.

(a)(37) Articles Supplementary dated September 29, 2005, as filed with the State of Maryland on September 30, 2005, increasing the authorized shares of the Registrant from 850,000,000 to 1,050,000,000, are incorporated herein by reference to Exhibit No. 23(a)(36) of Post Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A (File No.s 333-29289 and 811-8255) as filed with the SEC on December 27, 2005.

(a)(38) Articles Supplementary dated October 21, 2005, as filed with the State of Maryland on October 24, 2005, creating the Platform Shares of the Epoch Global Equity Shareholder Yield Fund, are incorporated herein by reference to Exhibit No. 23(a)(35) of Post Effective Amendment No. 47 to the Registrant's Registration Statement on Form N-1A (File No.s 333-29289 and 811-8255) as filed with the SEC on November 1, 2005.

(a)(39) Articles Supplementary dated July 11, 2006, as filed with the State of Maryland on July 14, 2006, creating the Osprey Concentrated Large Cap Value Equity Fund, are incorporated herein by reference to Exhibit No. 23(a)(39) of Post Effective Amendment No. 56 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on August 30, 2006.

(a)(40) Articles Supplementary dated January 25, 2007, as filed with the State of Maryland on January 31, 2007, creating The Symphony Wealth Management Ovation Fund series attached herewith.


(b) By-Laws.

           The By-Laws of the Registrant are incorporated herein by reference to Exhibit B of the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255), as filed with the SEC on June 16, 1997.
(c) Instruments Defining Rights of Security Holders.

           See Article FIFTH and Article SEVENTH, Section 2 of the Articles of Incorporation, which are incorporated herein by reference to
Exhibit
           No. 23(a)(1) of PEA No. 19; and Article II, Article III and Article XI of the By-laws, which are incorporated herein by reference to Exhibit B of the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255), as filed with the SEC on June 16, 1997.

(d) Investment Advisory Contracts.

(d)(1) Investment Advisory Agreement, dated October 14, 1997, between CSI Capital Management, Inc. and the Registrant, with respect to the CSI Equity Fund, is incorporated herein by reference to Exhibit No. 23(d)(2) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 26, 2001.

(d)(2) Investment Advisory Agreement dated December 21, 1999 between Third Millennium Investment Advisors, LLC and the Registrant, with respect to the Third Millennium Russia Fund, is incorporated herein by reference to Exhibit No. 23(d)(8) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 26, 2001.

(d)(3) Investment Advisory Agreement dated March 25, 2003 between Commonwealth Capital Management, LLC and the Registrant, with respect to the GenomicsFund (formerly the GenomicsFund.com), is incorporated herein by reference to Exhibit No. 23(d)(4)(b) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 29, 2006.

(d)(4) Sub-Advisory Agreement dated March 25, 2003 between Commonwealth Capital Management and Satuit Capital Management, LLC, with respect to the GenomicsFund, is incorporated herein by reference to Exhibit No. 23(d)(4)(c) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 29, 2006.

(d)(5) Investment Advisory Agreement dated November 8, 2004 between Commonwealth Capital Management and the Registrant, with respect to the Eastern European Equity Fund (formerly the Vontobel Eastern European Equity Fund), is incorporated herein by reference to Exhibit No. 23(d)(15) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 29, 2006.

(d)(6) Sub-Advisory Agreement dated November 8, 2004 between Commonwealth Capital Management and Vontobel Asset Management, Inc., with respect to Eastern European Equity Fund, is incorporated herein by reference to Exhibit No. 23(d)(16) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 29, 2006.

(d)(7) Investment Advisory Agreement dated May 30, 2006 between Dividend Capital Investments LLC and the Registrant, with respect to the Dividend Capital Realty Income Fund (formerly the Dividend Capital Realty Fund), is incorporated herein by reference to Exhibit No. 23(d)(9) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 29, 2006.

(d)(8) Investment Advisory Agreement dated January 14, 2005 between Epoch Investment Partners, Inc. and the Registrant, with respect to the Epoch International Small Cap Fund (formerly the Lara U.S. Treasury Fund series), is incorporated herein by reference to Exhibit No. 23(d)(8) of Post Effective Amendment No. 44 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on May 16, 2005.

(d)(9) Investment Advisory Agreement dated July 25, 2005 between Epoch Investment Partners, Inc. and the Registrant, with respect to the Epoch U.S. All Cap Equity Fund, is incorporated herein by reference to Exhibit No. 23(d)(11) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 29, 2006.

(d)(10) Investment Advisory Agreement dated November 1, 2005 between Real Estate Management Services Group, LLC and the Registrant, with respect to the REMS Real Estate Value-Opportunity Fund, is incorporated herein by reference to Exhibit No 23(d)(10) of Post-effective Amendment No. 60 ("PEA 60") to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on January 31, 2007.

(d)(11) Investment Advisory Agreement dated December 27, 2005 between Epoch Investment Partners, Inc. and the Registrant, with respect to the Epoch Global Equity Shareholder Yield Fund, is incorporated herein by reference to Exhibit No. 23(d)(13) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 29, 2006.

(d)(12) Investment Advisory Agreement dated September 15, 2006 between Osprey Partners Investment Management, LLC and the Registrant, with respect to the Osprey Concentrated Large Cap Value Equity Fund, is incorporated herein by reference to Exhibit No. 23(d)(14) of Post Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on September 29, 2006.

(d)(13) Investment Advisory Agreement between The Symphony Wealth Management Group, LLC, and the Registrant, with respect to The Symphony Wealth Management Ovation Fund series of the Company to be filed by amendment.

(e) Underwriting Contracts.

Distribution  Agreement  dated  August 23,  2006 and  amended  October  12, 2006 between First Dominion Capital Corporation and the Registrant is incorporated herein by reference to Exhibit No 23(e) of Post-effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on January 31, 2007. (f) Bonus or Profit Sharing Contracts.

                 Not Applicable.

(g)             Custodian Agreements.

(g)(1) Custodian Agreement dated October 28, 1998 between Brown Brothers Harriman & Co. and the Registrant is incorporated herein by reference to Exhibit No 23(g)(1) of Post-effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on January 31, 2007.

(g)(2) Foreign Custody Manager Delegation Agreement dated June 26, 1998 between Brown Brothers Harriman & Co. and the Registrant is incorporated herein by reference to Exhibit No. 23(g)(3) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 26, 2001.

(g)(3) Custodian Agreement dated November 8, 2004 between UMB Bank, N.A. and the Registrant is incorporated herein by reference to Exhibit No 23(g)(3) of Post-effective Amendment No. 60 to the Registrant's Registration
     Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on January 31, 2007.

(h)             Other Material Contracts.

(h)(1)          Administrative Services.

(h)(1)(a) Administration Services Agreement dated August 23, 2006 and amended October 12, 2006 between Commonwealth Shareholder Services, Inc. and the Registrant is incorporated herein by reference to Exhibit No 23(h)(1)(a) of Post-effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on January 31, 2007.

(h)(2)          Transfer Agent.

(h)(2)(a) Transfer Agency and Services Agreement dated August 23, 2006 and amended October 12, 2006 between Fund Services, Inc. and the Registrant is incorporated herein by reference to Exhibit No 23(g)(3) of Post-effective Amendment No. 60 to the Registrant's Registration Statement on
     Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on January 31, 2007.

(h)(3)          Fund Accounting.

(h)(3)(a) Accounting Services Agreement dated August 23, 2006 and amended October 12, 2006 between Commonwealth Fund Accounting, Inc. and the Registrant is incorporated herein by reference to Exhibit No 23(h)(3)(a) of Post-effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on January 31, 2007.

(h)(4) Expense Limitation Agreements.

(h)(4)(a) Expense Limitation Agreement dated July 16, 2003 between Commonwealth Shareholder Services and the Registrant, with respect to the CSI Equity Fund, is incorporated herein by reference to Exhibit No. 23(h)(1)(t) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 29, 2006.

(h)(4)(b) Expense Limitation Agreement dated September 1, 2003 between Third Millennium Investment Advisers, LLC and the Registrant, with respect to the Third Millennium Russia Fund, and further supplemented by commitments made by Commonwealth Capital Management, First Dominion Capital Corporation and Commonwealth Shareholder Services, is incorporated herein by reference to Exhibit No 23(h)(4)(b) of Post-effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on January 31, 2007.

(h)(4)(c) Expense Limitation Agreement dated May 1, 2006 between Commonwealth Capital Management and the Registrant, with respect to the GenomicsFund, is incorporated herein by reference to Exhibit No 23(h)(4)(c) of Post-effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on January 31, 2007.

(h)(4)(d) Expense Limitation Agreement dated November 8, 2004 between Commonwealth Capital Management and the Registrant, with respect to Class A Shares of the Eastern European Equity Fund, is incorporated herein by reference to Exhibit No. 23(h)(4)(i) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on November 8, 2004.

(h)(4)(e) Expense Limitation Agreement dated November 8, 2004 between Commonwealth Capital Management and the Registrant, with respect to Class C Shares of the Eastern European Equity Fund, is incorporated herein by reference to Exhibit No. 23(h)(4)(j) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on November 8, 2004.

(h)(4)(f) Expense Limitation Agreement dated November 8, 2004 between
                Commonwealth Capital Management and the Registrant, with respect to Institutional Shares (formerly Class B Shares) of the Eastern European Equity Fund, is incorporated herein by
                reference  to  Exhibit  No.   23(h)(4)(k)   of Post-Effective
                Amendment No. 37 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on November 8, 2004.

(h)(4)(g) Expense Limitation Agreement dated March 2, 2006 between Dividend Capital Investments LLC and the Registrant, with respect to Dividend Capital Realty Income Fund, is incorporated herein by reference to Exhibit No. 23(h)(1)(u) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 29, 2006.

(h)(4)(h) Expense Limitation Agreement dated January 14, 2005 between Epoch Investment Partners, Inc. and the Registrant, with respect to Institutional Shares of the Epoch International Small Cap Fund, is incorporated herein by reference to Exhibit No. 23(h)(1)(l) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 29, 2006.

(h)(4)(i) Expense Limitation Agreement dated May 12, 2006 between Epoch Investment Partners, Inc. and the Registrant, with respect to Class P Shares of the Epoch International Small Cap Fund, is incorporated herein by reference to Exhibit No. 23(h)(1)(q) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 29, 2006.

(h)(4)(j) Expense Limitation Agreement dated May 12, 2006 between Epoch Investment Partners, Inc. and the Registrant, with respect to Class P Shares of the Epoch U.S. All Cap Equity Fund, is incorporated herein by reference to Exhibit No. 23(h)(1)(r) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 29, 2006.

(h)(4)(k) Expense Limitation Agreement dated November 25, 2005 between Real Estate Management Services Group, LLC and the Registrant, with respect to the REMS Real Estate Value Opportunity Fund, is incorporated herein by reference to Exhibit No. 23(h)(1)(n) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 29, 2006.

(h)(4)(l) Expense Limitation Agreement dated December 27, 2005 between Epoch Investment Partners, Inc. and the Registrant, with respect to Platform Shares of Epoch Global Equity Shareholder Yield Fund, is incorporated herein by reference to Exhibit No.
                23(h)(1)(p)   of   Post-Effective   Amendment  No.  59  to the
                Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 29, 2006.

(h)(4)(m) Expense Limitation Agreement dated December 27, 2005 between Epoch Investment Partners, Inc. and the Registrant, with respect to Institutional Shares of Epoch Global Equity Shareholder Yield Fund, is incorporated herein by reference to Exhibit No 23(h)(4)(m) of Post-effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on January 31, 2007.

(h)(4)(n) Expense Limitation Agreement dated September 15, 2006 between
                Osprey Partners Investment Management, LLC and the Registrant, with respect to the Osprey Concentrated Large Cap Value Equity Fund, is incorporated herein by reference to Exhibit No.
                23(h)(4)(s)  of  Post   Effective   Amendment  No.  57  to the
             Registrant's Registration Statement on Form N-1A (File    Nos.
                333-29289 and 811-8255) as filed with the SEC on September 29, 2006.

(h)(5)          Shareholder Servicing Plans.

(h)(5)(a) Shareholder Servicing Plan dated September 15, 2006, with respect to Class P Shares of the Osprey Concentrated Large Cap Value Equity Fund, is incorporated herein by reference to Exhibit No. 23(m)(12)(a) of Post Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on September 29, 2006.

(i)             Legal Opinion.


(j)             Other Opinions.


(k)             Omitted Financial Statements.

                 Not Applicable.

(l) Initial Capital Agreements.

                 Not Applicable.

(m) Rule 12b-1 Plans.

(m)(1) CSI Equity Fund

(m)(1)(a) Distribution and Service Plan for Class A Shares dated June 12, 2001 is incorporated herein by reference to Exhibit No 23(m)(1)(a) of Post-effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on January 31, 2007.

(m)(1)(b) Distribution and Service Plan for Class C Shares dated June 12, 2001 is incorporated herein by reference to Exhibit No 23(m)(1)(b) of Post-effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on January 31, 2007.

(m)(2)          Third Millennium Russia Fund

(m)(2)(a) Distribution and Service Plan for Class A Shares dated November 6, 2002 is incorporated herein by reference to Exhibit No 23(m)(2)(a) of Post-effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on January 31, 2007.

(m)(2)(b) Distribution and Service Plan for Class B Shares (now known as Institutional) Shares dated August 4, 2003 is incorporated herein by reference to Exhibit No 23(m)(2)(b) of Post-effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on January 31, 2007. (m)(2)(c) Distribution and Service Plan for Class C Shares dated August 4, 2003 is filed herewith.

(m)(3)          GenomicsFund

(m)(3)(a) Distribution Plan for Class Y Shares dated March 10, 2001 is incorporated herein by reference to Exhibit No 23(m)(3)(a) of Post-effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on January 31, 2007.

(m)(3)(b) Distribution Plan for Class A Shares dated June 12, 2001 is incorporated herein by reference to Exhibit No 23(m)(3)(b) of Post-effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on January 31, 2007.

(m)(3)(c) Distribution and Service Plan for Class B Shares dated June 12, 2001 is filed herewith.

(m)(3)(d) Distribution and Service Plan for Class C Shares dated June 12, 2001 is incorporated herein by reference to Exhibit No 23(m)(3)(d) of Post-effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on January 31, 2007. (m)(4) Eastern European Equity Fund

(m)(4)(a) Distribution and Service Plan for Class A Shares dated November 8, 2004 is incorporated herein by reference to Exhibit No 23(m)(4)(a) of Post-effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on January 31, 2007. (m)(4)(b) Distribution and Service Plan for Class C Shares dated November 8, 2004 is filed herewith.

(m)(5)          Dividend Capital Realty Income Fund.

(m)(5)(a) Distribution and Service Plan for Class Y (now known as Institutional) Shares dated December 15, 2003 is incorporated herein by reference to Exhibit No 23(m)(5)(a) of Post-effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on January 31, 2007.

(m)(5)(b) Distribution and Service Plan for Class A Shares dated December 15, 2003 is incorporated herein by reference to Exhibit No 23(m)(5)(b) of Post-effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on January 31, 2007.

(m)(5)(c) Distribution and Service Plan for Class B Shares dated December 15, 2003 is incorporated herein by reference to Exhibit No 23(m)(5)(c) of Post-effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on January 31, 2007.

(m)(5)(d) Distribution and Service Plan for Class C Shares dated December 15, 2003 is incorporated herein by reference to Exhibit No 23(m)(5)(d) of Post-effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on January 31, 2007. (m)(6) Epoch International Small Cap Fund.

(m)(6)(a) Distribution and Service Plan for Class P Shares dated May 12, 2006 is incorporated herein by reference to Exhibit No 23(m)(6)(a) of Post-effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on January 31, 2007.

 (m)(7) Epoch U.S. All Cap Equity Fund.

(m)(7)(a) Distribution and Service Plan for Class P Shares dated May 12, 2006 is filed herewith.

(m)(8)          Epoch Global Equity Shareholder Yield Fund.

(m)(8)(a) Distribution and Service Plan for Class P Shares dated December 27, 2005 is incorporated herein by reference to Exhibit No 23(m)(8)(a) of Post-effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on January 31, 2007. (m)(9) Osprey Concentrated Large Cap Value Equity Fund.

(m)(9)(a) Plan of Distribution Pursuant to Rule 12b-1 for Class P Shares dated
           September 15, 2006 is incorporated herein by reference to Exhibit No. 23(m)(12)(b) of Post Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on September 29, 2006.

(n) Rule 18f-3 Plans.

(n)(1) Rule 18f-3 Multiple Class Plan with respect to the CSI Equity Fund dated June 12, 2001 is incorporated herein by reference to Exhibit No. 23(n)(4) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 26, 2001.

(n)(2) Rule 18f-3 Multiple Class Plan dated November 6, 2002 with respect to the Third Millennium Russia Fund is filed herewith.

(n)(3) Rule 18f-3 Multiple Class Plan dated June 12, 2001 with respect to the GenomicsFund is incorporated herein by reference to Exhibit No. 23(n)(5) of Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on December 26, 2001.

(n)(4) Rule 18f-3 Multiple Class Plan dated November 8, 2004 with respect to the Eastern European Equity Fund is incorporated herein by reference to Exhibit No 23(n)(4) of Post-effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on January 31, 2007.

(n)(5) Rule 18f-3 Multiple Class Plan dated December 15, 2003 with respect to the Dividend Capital Realty Income Fund is incorporated herein by reference to Exhibit No 23(n)(5) of Post-effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on January 31, 2007.

(n)(6) Rule 18f-3 Multiple Class Plan dated January 15, 2005 with respect to the Epoch International Small Cap Fund is incorporated herein by reference to
     Exhibit  No  23(6)(6)  of   Post-effective   Amendment  No.  60  to  the
     Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on January 31, 2007.

(n)(7) Rule 18f-3 Multiple Class Plan dated July 25, 2005 with respect to the Epoch U.S. All Cap Equity Fund is incorporated herein by reference to Exhibit No 23(n)(7) of Post-effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on January 31, 2007.

(n)(8) Rule 18f-3 Multiple Class Plan dated December 27, 2005 with respect to the Epoch Global Equity Shareholder Yield Fund is incorporated herein by reference to Exhibit No 23(n)(8) of Post-effective Amendment No. 60 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on January 31, 2007.

(n)(9) Rule 18f-3 Multiple Class Plan dated September 15, 2006 with respect to the Osprey Concentrated Large Cap Value Equity Fund is incorporated herein by reference to Exhibit No. 23(m)(12)(b) of Post Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on September 29, 2006.

(o) Reserved.

(p) Codes of Ethics

(p)(1) Code of Ethics of the Registrant, First Dominion Capital
           Corporation (the distributor for the Registrant), Commonwealth Capital Management (the investment adviser to the GenomicsFund and the Eastern European Equity Fund), CSI Capital Management, Inc. (the investment adviser to the CSI Equity Fund) and the Third Millennium Investment Advisors, LLC (the investment adviser to the Third Millennium Russia Fund) is incorporated herein by reference to Exhibit No. 23(p)(1) of Post-Effective Amendment No. 11 to the
             Registrant's Registration Statement on Form N-lA (File Nos. 333-29289 and 811-08255), as filed with the SEC on May 12, 2000.

(p)(2) Code of Ethics of Dividend Capital Investments LLC (the investment adviser for the Dividend Capital Realty Income Fund) is incorporated herein by reference to Exhibit No. 23(p)(4) of Post Effective Amendment No. 44 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on May 16, 2005.

(p)(3) Code of Ethics of Epoch Investment Partners, Inc. (the investment adviser for the Epoch International Small Cap Fund, the Epoch U.S. All Cap Equity Fund and the Epoch Global Equity Shareholder Yield
           Fund) is incorporated herein by reference to Exhibit No. 23(p)(5) of Post Effective Amendment No. 44 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on May 16, 2005.

(p)(4) Code of Ethics of Real Estate Management Services Group, LLC (the investment adviser for the REMS Real Estate Value Opportunity Fund) is incorporated herein by reference to Exhibit No. 23(p)(6) of Post Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-08255) as filed with the SEC on August 15, 2005.

(p)(5) Code of Ethics of Real Osprey Partners Investment Management, LLC (the investment adviser for the Osprey Concentrated Large Cap Value Equity Fund) is incorporated herein by reference to Exhibit No. 23(m)(12)(b) of Post Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on September 29, 2006.

(q)        Powers-of-Attorney.

(q)(1) Powers-of-Attorney for each of Messrs. Samuel Boyd, Jr., Paul M. Dickinson and William E. Poist are incorporated herein by reference to Exhibit O of Registrant's Registration Statement on Form N-1A (File Nos. 333-29289/811-8255), as filed with the SEC on June 16, 1997.

Item 24. Persons Controlled by or Under Common Control with the Fund.

           None.

Item 25.   Indemnification.

     Reference is made to Article EIGHTH of the Registrant's Articles of Incorporation, which are incorporated herein by reference to Exhibit No. 23(a)(1) of PEA No. 19. Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defenses of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.   Business and Other Connections of the Investment Adviser.

     The list required by this Item 26 as to any other business, profession, vocation or employment of a substantial nature in which each of the investment advisers and sub-advisers, and each director, officer or partner of such investment advisers or sub-advisers, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee, is incorporated herein by reference to Schedules A and D of each investment adviser's or sub-adviser's Form ADV listed opposite such investment adviser's or sub-adviser's name below, which is currently on file with the SEC as required by the Investment Advisers Act of 1940, as amended.

Name of Investment Adviser/Sub-Adviser          Form ADV File No.
---------------------------------------         -----------------
CSI Capital Management, Inx.                    801-14549
Third Millennium  Investment  Advisors, LLC     801-55720
Commonwealth Capital Management, LLC            801-60040
Dividend Capital Investments, LLC               801-62453
Epoch Investment Partners, Inc.                 801-63118
Real Estate Management  Services Group, LLC     801-61061
Osprey Partners Investment  Management, LLC     801-55893

Item 27.   Principal Underwriters.

     (a) First Dominion Capital Corporation also acts as underwriter to Vontobel Funds, Inc., The World Insurance Trust and Satuit Capital Management Trust.

     (b) First Dominion Capital Corp.

     The information required by this Item 27(b) with respect to each director, officer or partner of FDCC is incorporated herein by reference to Schedule A of Form BD, filed by First Dominion Capital Corporation with the SEC pursuant to the Securities Exchange Act of 1934, as amended (File No. 8-33719).

   (c) Not Applicable.

Item 28.   Location Of Accounts And Records.

     The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

     (a) CSI Capital Management, Inc., 110 El Paseo, Santa Barbara, CA 93101 (records relating to its function as investment adviser to the CSI Equity Fund).

     (b) Third Millennium Investment Advisors, LLC, 1185 Avenue of the Americas New York, NY 10036 (records relating to its function as investment adviser to the Third Millennium Russia Fund).

     (c) UMB Bank, N.A., 928 Grand Blvd., 5th Floor, Kansas City, MO 64106 (records relating to its functions as custodian for each Fund).

     (d) Fund Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235 (records relating to its function as transfer agent to the Funds).

     (e) Commonwealth Shareholder Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235 (Registrant's Articles of Incorporation, By-Laws,
Minute Books and records relating to its function as administrator to the Funds).

     (f) First Dominion Capital Corporation, 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235 (records relating to its function as distributor to the Funds).

     (g) Commonwealth Fund Accounting, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235 (records relating to its function as fund accounting agent for the Funds).

     (h) Epoch Investment Partners, Inc., 640 Fifth Avenue, 18th Floor, New York, NY 10019 (records relating to its function as investment adviser to the Epoch International Small Cap Fund, the Epoch U.S. All Cap Equity Fund and the Epoch Global Equity Shareholder Yield Fund).

     (i) Commonwealth Capital Management, LLC, 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235 (records relating to its function as the investment adviser to GenomicsFund and the Eastern European Equity Fund).

     (j) Dividend Capital Investments LLC, 518 17th Street, Suite 1700 Denver, CO 80202 (records relating to its function as the investment adviser to the Dividend Capital Realty Income Fund).

     (k) Real Estate Management Services Group, LLC, 1100 Fifth Avenue, South, Suite 301, Naples, FL 34102-6407 (records relating to its function as the investment adviser to the REMS Real Estate Value Opportunity Fund).

     (l) Osprey Partners Investment Management, LLC, Shrewsbury Executive Center II, 1040 Broad Street, Shewsbury, New Jersey 07702 (records relating to its function as the investment adviser to the Osprey Concentrated Large Cap Value Equity Fund series).

Item 29.   Management Services.

     There are no management-related service contracts not discussed in Parts A or B of this Form.

Item 30.   Undertakings.

           None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 61 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Richmond, and the Commonwealth of Virginia on the 9th day of March, 2007.
                                         THE WORLD FUNDS, INC.

                                         By: /s/ John Pasco, III
                                         -----------------------------------
                                         John Pasco, III
                                         Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 61 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated below.

Signature                 Title                                 Date


/s/ John Pasco, III
------------------------
John Pasco, III           Director, Chairman & Chief         March 9, 2007
                          Executive Officer

* Samuel Boyd, Jr.          Director                         March 9, 2007
------------------------

* Paul M. Dickinson         Director                         March 9, 2007
------------------------
*William E. Poist          Director                          March 9, 2007
-----------------------

/s/ Karen M. Shupe
---------------------
Karen M. Shupe            Treasurer & Chief Financial        March 9, 2007
                          Officer



*By: /s/ John Pasco, III
    --------------------------------
     John Pasco, III

Attorney-in-fact pursuant to Powers-of-Attorney incorporated herein by reference to Exhibit O of Registrant's Registration Statement on Form N-1A File Nos. 333-29289/811-8255), as filed with the SEC on June 16, 1997.

EXHIBIT NO.          DESCRIPTION

(a)(4) Articles Supplementary.

                                                                  EXHIBIT (a)(4)



                              THE WORLD FUNDS, INC.

                             Articles Supplementary

      The World Funds, Inc., a Maryland corporation having is principal office in Baltimore, Maryland (the "Company"), and an open-end investment company registered under the Investment Company Act of 1940, as amended, hereby certifies to the State Department of Assessments and Taxation of Maryland that:

FIRST: In accordance with the requirements of Section 2-208 of the Maryland General Corporation Law, the Board of Directors of the Company has adopted resolutions to classify and allocate certain authorized, unissued and unclassified shares of common stock of the Company pursuant to the following resolutions adopted by the Board of Directors on January 25, 2007 as follows:

           RESOLVED, that effective upon making any necessary filing with the Maryland Department of Assessments and Taxation, the Charter of the Company be, and it hereby is, supplemented in accordance with the requirements of Section 2-208 of the Maryland General Corporation Law, to classify and allocate certain authorized, unissued and unclassified shares of common stock of the Company so that Fifty Million (50,000,000) authorized, unissued and unclassified shares of common stock with a par value of one cent ($0.01) per share be allocated to The Symphony Wealth Management Ovation Fund series of the Company, and those shares are further re-classified as follows:

Twenty-five Million (25,000,000) shares for Class A Shares of the series; and Twenty-five Million (25,000,000) shares for Class C Shares of the series; and it was further

      RESOLVED, that the Class A Shares and Class C Shares of The Symphony Wealth Management Ovation Fund series have such preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, terms and conditions of redemption and other characteristics as are stated in Article FIFTH of the Articles of Incorporation of the Company; and it was further

      RESOLVED, that the appropriate officers of the Company be, and each hereby is, authorized to execute and deliver, on behalf of the Company, such further instruments, certificates, and other documents and to perform such other acts as they determine, with the advice of counsel, to be necessary or desirable to carry out such classification of shares, such determination to be conclusively evidenced by such actions.

      SECOND: The total number of shares of capital stock which the Company presently is authorized to issue remains One Billion Fifty Million (1,050,000,000) shares of Common Stock with a par value of One Cent ($0.01) per share, and classified as follows:

                           NUMBER OF SHARES AGGREGATE
      NAME OF SERIES         OF COMMON STOCK   PAR VALUE
                                ALLOCATED

Sand Hill Portfolio
Manager Fund
      Class Y Shares           15,000,000      $150,000
      Class A Shares           15,000,000       150,000
      Class B Shares           10,000,000       100,000
      Class C Shares           10,000,000       100,000

CSI Fixed Income Fund          50,000,000       500,000

CSI Equity Fund
      Investor Shares          15,000,000       150,000
      Class A Shares           15,000,000       150,000
      Institutional Shares     10,000,000       100,000
      Class C Shares           10,000,000       100,000

New Market Fund
      Class A Shares           20,000,000       200,000
      Institutional Shares     15,000,000       150,000
      Class C Shares           15,000,000       150,000

Third Millennium Russia
Fund
      Class A Shares           20,000,000       200,000
      Institutional Shares     15,000,000       150,000
      Class C Shares           15,000,000       150,000

GenomicsFund
      Class Y Shares           15,000,000       150,000
      Class A Shares           15,000,000       150,000
      Class B Shares           10,000,000       100,000
      Class C Shares           10,000,000       100,000

Chase Mid-Cap Growth Fund
      Class A Shares           25,000,000       250,000
      Class C Shares           25,000,000       250,000


Epoch International Small
Cap Fund
      Class A Shares           15,000,000       150,000
      Class P Shares           15,000,000       150,000
      Institutional Shares     20,000,000       200,000

Eastern European Equity
Fund
      Class A Shares           20,000,000       200,000
      Institutional Shares     15,000,000       150,000
      Class C Shares           15,000,000       150,000



Dividend Capital Realty
Income Fund
      Class I Shares           15,000,000       150,000
      Class A Shares           15,000,000       150,000
      Class B Shares           10,000,000       100,000
      Class C Shares           10,000,000       100,000

Satuit Capital Micro Cap
Fund
      Class Y Shares           15,000,000       150,000
      Class A Shares           15,000,000       150,000
      Class B Shares           10,000,000       100,000
      Class C Shares           10,000,000       100,000

Satuit Capital Small Cap
Fund
      Class Y Shares           15,000,000       150,000
      Class A Shares           15,000,000       150,000
      Class B Shares           10,000,000       100,000
      Class C Shares           10,000,000       100,000

Epoch U. S. All Cap Equity
Fund
      Class A Shares           15,000,000       150,000
      Class P Shares           15,000,000       150,000
      Institutional Shares     20,000,000       200,000


REMS Real Estate Value         50,000,000       500,000
Opportunity Fund

Epoch Global Equity
Shareholder Yield  Fund
      Class A Shares           15,000,000       150,000
      Class P Shares           15,000,000       150,000
      Institutional Shares     20,000,000       200,000

Osprey Concentrated Large
Cap Value Equity Fund
      Class P Shares           25,000,000       250,000
      Institutional Shares     25,000,000       250,000

Abacus Quantitative Fund
      Class A Shares           25,000,000       250,000
      Class P Shares           10,000,000       100,000
      Institutional Shares     15,000,000       150,000

Abacus Small Cap Fund
      Class A Shares           25,000,000       250,000
      Class P Shares           10,000,000       100,000
      Institutional Shares     15,000,000       150,000

The Symphony Wealth
Management Ovation Fund
      Class A Shares           25,000,000       250,000
      Class C Shares           25,000,000       250,000

Unclassified Shares            100,000,000     1,000,000
                               -----------     ---------
                     TOTAL
                              1,050,000,000   $10,500,000

      THIRD:    These Articles  Supplementary will become effective at the time of filing.

      IN WITNESS WHEREOF, The World Funds, Inc. has caused these Articles Supplementary to be signed in its name and on its behalf this 25th day of January 2007.



                               /s/ John Pasco, III
                              Name: John Pasco, III
                               Title:  Chairman and Chief Executive Officer
Attest:

/s/ Karen M. Shupe
Name:   Karen M. Shupe
Title:      Secretary

      THE UNDERSIGNED, Chairman and Chief Executive Officer of The World Funds, Inc who executed on behalf of said Company the foregoing Articles Supplementary of which this certificate is made a part, hereby acknowledges, in the name and on behalf of said Company, the foregoing Articles Supplementary to be the corporate act of said Company and further certifies that to the best of his knowledge, information and belief, the matters and facts set forth therein with respect to the approval thereof are true in all material respects, under the penalties of perjury.


                               /s/ John Pasco, III
                              Name: John Pasco, III
                               Title:  Chairman and Chief Executive Officer

Attest:

/s/ Karen M. Shupe
Name:  Karen M. Shupe
Title:     Secretary